Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 46.1%	Par	Value
Adjustable Rate Mortgage Trust Series 2007-2, Class 1A21, 4.88%, 06/25/2037 (a)	$1,467,751	$1,222,519
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.01%, 05/25/2046 (a)(b)	12,706,151	106,859
Series 2006-6, Class XP, 0.04%, 12/25/2046 (a)(b)	46,890,286	372,215
Series 2007-5, Class XP, 0.06%, 06/25/2047 (a)(b)	11,303,634	133,858
American Home Mortgage Investment Trust Series 2006-3, Class 22A1, 6.04% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap) (c)	2,913,753	2,489,507
AMSR Trust Series 2023-SFR1, Class C, 4.00%, 04/17/2040 (d)	1,000,000	969,187
Arroyo Mortgage Trust Series 2022-1, Class M1, 3.65%, 12/25/2056 (d)	2,000,000	1,622,058
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064 (a)(d)	3,000,000	2,937,852
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064 (a)(d)	3,500,000	3,374,025
ATLXM Trust Series 2024-RPL2, Class M1, 3.85%, 04/25/2063 (a)(d)	10,000,000	9,454,590
Banc of America Alternative Loan Trust Series 2006-9, Class 30PO, 0.00%, 01/25/2037 (e)	114,786	65,100
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 4.71% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,872,316	1,390,131
Series 2007-8, Class 2A1, 7.00%, 10/25/2037 (c)	2,722,276	2,152,354
Series 2007-A, Class 2A2, 4.57% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	595,632	530,452
Series 2007-C, Class 7A4, 4.59% (1 mo. Term SOFR + 0.55%), 05/20/2047 (c)	1,510,765	1,416,920
Series 2014-R1, Class A2, 3.68% (1 mo. LIBOR US + 0.15%), 06/26/2037 (c)(d)(f)	3,332,827	3,231,806
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1, 1.75%, 09/25/2051 (a)(d)	1,820,347	1,665,455
Bayview Financial Acquisition Trust Series 2005-D, Class APO, 0.00%, 12/28/2035 (e)	119,218	97,128
BCAP LLC Trust Series 2013-RR1, Class 6A2, 4.64%, 05/26/2036 (a)(d)	2,621,763	1,658,787
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6, Class 1A1, 4.89%, 08/25/2035 (a)	1,063,696	923,403
Bear Stearns Asset Backed Securities Trust Series 2005-AC5, Class 1A2, 5.11% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,042,804	691,466
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.88% (30 day avg SOFR US + 6.70%), 10/25/2033 (d)	538,000	574,411
Series 2023-1, Class M1B, 8.43% (30 day avg SOFR US + 4.25%), 10/25/2033 (d)	6,200,000	6,362,607
Series 2024-1, Class M1C, 8.13% (30 day avg SOFR US + 3.95%), 08/25/2034 (d)	5,430,000	5,553,500
Series 2024-1, Class M2, 8.78% (30 day avg SOFR US + 4.60%), 08/25/2034 (d)	1,000,000	1,036,729
Boston Lending Trust Series 2021-1, Class A, 2.00%, 07/25/2061 (a)(d)	3,405,172	3,266,428
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060 (a)(d)	1,448,792	1,363,489
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (d)(g)	1,316,880	1,301,284
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (d)(g)	4,987,725	4,941,998
Series 2024-NQM8, Class A2, 4.30%, 08/01/2053 (d)(g)	1,820,385	1,793,333
Builder Capital Loan Acquisition Trust Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029 (d)(g)	10,092,000	10,051,632
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (d)(g)	5,377,880	5,436,940
Series 2024-R1, Class M1, 4.00%, 10/25/2054 (d)(g)	1,500,000	1,419,078
Cascade MH Asset Trust Series 2021-MH1, Class B3, 7.69%, 02/25/2046 (a)(d)	3,000,000	2,767,104
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037 (a)(b)(d)	13,904,147	177,959
Series 2006-1A, Class A1, 4.26% (1 mo. Term SOFR + 0.26%), 12/25/2046 (c)(d)	2,419,990	2,295,346
Series 2006-2A, Class A1, 4.24% (1 mo. Term SOFR + 0.24%), 04/25/2047 (c)(d)	7,324,246	6,779,249
Series 2006-4A, Class A2, 4.29% (1 mo. Term SOFR + 0.29%), 11/25/2047 (c)(d)	2,825,707	2,400,885
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.68% (30 day avg SOFR US + 6.50%), 02/25/2050 (d)	2,159,000	2,016,638
Series 2021-CL1, Class M3, 5.73% (30 day avg SOFR US + 1.55%), 02/25/2050 (d)	1,919,159	1,826,111
Series 2021-CL1, Class M4, 6.83% (30 day avg SOFR US + 2.65%), 02/25/2050 (d)	1,985,371	1,814,800
Series 2021-CL1, Class M5, 7.43% (30 day avg SOFR US + 3.25%), 02/25/2050 (d)	794,050	710,779
Chaseflex Trust Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,306,327	752,302
CIM Trust
Series 2019-J1, Class B5, 3.91%, 08/25/2049 (a)(d)	613,000	405,371
Series 2021-J1, Class B4, 2.66%, 03/25/2051 (a)(d)	1,247,161	674,010
Series 2021-J2, Class B4, 2.67%, 04/25/2051 (a)(d)	1,494,749	845,021
Series 2021-J3, Class B4, 2.61%, 06/25/2051 (a)(d)	1,281,000	629,246
Series 2022-R1, Class M3, 4.00%, 01/25/2061 (a)(d)	7,425,000	6,250,335
Series 2025-NR1, Class A1, 5.00%, 06/25/2064 (d)(g)	3,044,431	3,005,170
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036 (c)	2,409,316	2,154,863
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036 (e)	68,381	37,598
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap) (a)(c)	1,577,619	1,392,525
Series 2006-A7, Class 1A9, 4.76% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap) (c)	3,436,193	2,824,502
Series 2007-A3, Class 1A2, 4.71% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap) (c)	1,773,944	1,432,554
Series 2007-A3, Class APO, 0.00%, 03/25/2037 (e)	81,761	43,837
Series 2007-A4, Class APO, 0.00%, 04/25/2037 (e)	66,555	36,242
Series 2007-A5, Class 1A3, 4.61% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap) (c)	2,933,408	2,498,688
CitiMortgage, Inc. Series 2005-2, Class 1APO, 0.00%, 03/25/2035 (e)	27,099	18,891
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065 (a)(d)	3,605,000	3,292,962
Series 2021-2, Class B2, 3.94%, 08/25/2066 (a)(d)	5,250,000	4,359,138
Series 2021-3R, Class M1, 2.36%, 12/25/2064 (a)(d)	2,862,000	2,426,930
Series 2021-5, Class B1, 4.23%, 11/26/2066 (a)(d)	4,085,000	3,596,050
Series 2021-HX1, Class B3A, 4.16%, 10/25/2066 (a)(d)	5,510,000	4,254,987
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061 (a)(d)	2,250,000	1,971,621
Series 2022-2, Class B1, 3.95%, 02/25/2067 (a)(d)	1,750,000	1,481,107
Series 2022-3, Class B1, 4.19%, 02/25/2067 (a)(d)	2,362,000	2,095,923
Series 2022-4, Class B1, 4.72%, 03/25/2067 (a)(d)	5,571,000	5,285,180
Series 2022-5, Class B1, 4.74%, 03/25/2067 (a)(d)	4,714,000	4,502,455
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.07%, 05/25/2035 (a)(b)	8,708,234	57,318
Series 2005-16, Class X2, 0.00%, 06/25/2035 (a)(b)	13,668,249	137
Series 2005-24, Class 1AX, 0.00%, 07/20/2035 (a)(b)	5,772,816	4,532
Series 2005-27, Class 2X1, 0.00%, 08/25/2035 (a)(b)	15,877,977	159
Series 2005-38, Class X, 4.70%, 09/25/2035 (a)(b)	32,682,991	556
Series 2005-41, Class 2X2, 0.00%, 09/25/2035 (a)(b)	3,328,738	7,007
Series 2005-44, Class 1X, 0.02%, 10/25/2035 (a)(b)	17,162,062	38,769
Series 2005-44, Class 2X, 5.39%, 10/25/2035 (a)(b)	1,550,368	291,801
Series 2005-51, Class 1X, 1.83%, 11/20/2035 (a)(b)	11,557,726	851,585
Series 2005-51, Class 3X2, 0.04%, 11/20/2035 (a)(b)	9,480,664	64,146
Series 2005-51, Class 4X, 0.03%, 11/20/2035 (a)(b)	13,481,005	57,887
Series 2005-56, Class 4X, 0.00%, 11/25/2035 (a)(b)	17,615,381	164,721
Series 2005-58R, Class A, 0.08%, 12/20/2035 (a)(b)(d)	32,220,738	320,113
Series 2005-59R, Class A, 2.21%, 12/20/2035 (a)(b)(d)	9,052,689	797
Series 2005-J11, Class 1A4, 4.51% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,542,151	1,345,947
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,356,965	849,474
Series 2006-29T1, Class 2A13, 4.41% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,224	912,582
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036 (a)(b)	2,295,330	42,819
Series 2006-OA1, Class 1X, 0.06%, 03/20/2046 (a)(b)	7,921,019	80,818
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046 (b)(g)	18,265,570	43,691
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046 (a)(b)	17,601,661	176
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046 (a)(b)	10,473,643	105
Series 2006-OA3, Class X, 0.00%, 05/25/2036 (a)(b)	9,671,378	24,420
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.37%, 10/25/2034 (a)(b)	4,124,589	176,446
Series 2004-25, Class 1X, 0.00%, 02/25/2035 (a)(b)	9,672,480	97
Series 2004-29, Class 1X, 0.06%, 02/25/2035 (a)(b)	1,289,924	13
Series 2005-1, Class 1X, 0.00%, 03/25/2035 (a)(b)	2,579,682	137
Series 2005-11, Class 4X, 0.05%, 04/25/2035 (a)(b)	3,549,937	177,011
Series 2005-2, Class 2X, 0.00%, 03/25/2035 (a)(b)	6,379,550	64
Series 2005-7, Class 3A2, 3.43%, 03/25/2035 (a)(c)	3,040,386	2,428,758
Series 2005-7, Class 3X, 0.86%, 03/25/2035 (a)(b)	824,548	33,462
Series 2006-12, Class X, 0.12%, 07/25/2036 (a)(b)	11,904,814	49,429
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,882,073	690,049
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 6A12, 5.50%, 11/25/2035 (c)	1,942,856	739,911
Credit Suisse Management LLC Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,631,017	1,536,010
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 4.81% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,682,446	788,928
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap) (d)(f)	391,142	307,629
Series 2014-7R, Class 8A2, 4.19%, 07/27/2037 (a)(d)	2,176,765	2,234,704
Series 2017-RPL3, Class B5, 4.41%, 08/01/2057 (a)(d)	6,590,980	5,752,140
Series 2020-RPL4, Class B3, 3.98%, 01/25/2060 (a)(d)	10,124,150	6,967,511
Series 2020-RPL4, Class B4, 3.98%, 01/25/2060 (a)(d)	10,125,738	6,013,200
Series 2020-RPL4, Class XS, 1.49%, 01/25/2060 (a)(b)(d)	157,983,160	3,511,176
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056 (a)(d)	3,031,450	2,040,887
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056 (a)(d)	1,539,950	1,073,428
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056 (a)(b)(d)	97,669,054	178,539
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056 (a)(b)(d)	6,539,546	117,496
Series 2021-INV1, Class B3, 3.08%, 07/25/2056 (a)(d)	3,940,580	3,357,658
Series 2021-INV2, Class A11X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap) (b)(d)(h)	17,512,965	676,894
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056 (a)(b)(d)	10,492,482	237,183
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056 (a)(b)(d)	281,973,025	518,548
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056 (a)(b)(d)	16,070,641	108,654
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(d)	1,000,000	793,681
Series 2021-NQM7, Class B1, 3.72%, 10/25/2066 (a)(d)	5,417,100	4,582,986
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066 (a)(d)	1,367,863	1,225,103
Series 2021-NQM8, Class B1, 4.21%, 10/25/2066 (a)(d)	4,346,000	3,606,202
Series 2022-ATH1, Class B1, 4.63%, 01/25/2067 (a)(d)	7,220,300	6,642,914
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067 (a)(d)	4,450,000	4,197,738
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067 (a)(d)	7,000,000	6,169,107
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(d)	500,000	475,591
Deephaven Residential Mortgage Trust
Series 2021-2, Class B2, 3.93%, 04/25/2066 (a)(d)	6,528,000	5,427,673
Series 2021-2, Class M1, 2.22%, 04/25/2066 (a)(d)	2,500,000	1,996,818
Series 2021-3, Class B2, 4.13%, 08/25/2066 (a)(d)	4,600,000	3,742,086
Series 2022-1, Class B1, 4.27%, 01/25/2067 (a)(d)	5,000,000	4,268,490
Series 2022-1, Class B2, 4.27%, 01/25/2067 (a)(d)	4,628,000	3,568,702
Series 2022-3, Class B1, 5.27%, 07/25/2067 (a)(d)	5,000,000	4,846,535
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035 (c)	3,393,996	1,786,633
Series 2006-AB2, Class A8, 4.69%, 06/25/2036 (a)(c)	2,179,877	2,004,416
Series 2007-AR1, Class A1, 4.35% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap) (c)	4,654,984	4,440,347
Series 2007-AR1, Class A2, 4.47% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	808,457	738,176
Series 2007-BAR1, Class A4, 4.59% (1 mo. Term SOFR + 0.59%), 03/25/2037 (c)	83,950,000	6,007,546
Deutsche Mortgage Securities, Inc. Series 2009-RS6, Class A2B, 3.69%, 08/25/2037 (a)(d)	6,058,103	5,617,636
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.03%, 09/19/2044 (a)(b)	10,397,290	4,138
Series 2004-AR2, Class C, 0.00%, 11/19/2044 (i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (a)(b)	9,687,857	9,417
Series 2004-AR4, Class X2, 0.00%, 01/19/2045 (a)(b)	8,771,052	614
Series 2005-AR1, Class 1A, 4.69% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap) (c)	15,632,050	11,943,746
Series 2005-AR1, Class C, 0.00%, 02/19/2045 (i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045 (a)(b)	16,031,531	19,350
Series 2005-AR2, Class 2A1C, 4.59% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap) (c)	978,488	960,456
Series 2007-AR1, Class 1A1A, 4.29% (1 mo. Term SOFR + 0.25%), 04/19/2047 (c)	29,502,228	24,159,493
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	0
Eagle Re Ltd. Series 2021-2, Class M2, 8.43% (30 day avg SOFR US + 4.25%), 04/25/2034 (d)	3,000,000	3,071,817
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(d)	3,320,000	2,526,244
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(d)	2,710,000	1,925,555
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(d)	2,910,000	2,256,280
Series 2022-4, Class AIOS, 0.25%, 09/25/2067 (a)(b)(d)	255,059,515	724,114
Series 2022-4, Class B1, 5.89%, 09/25/2067 (a)(d)	4,010,100	4,050,562
Series 2022-4, Class B3, 5.89%, 09/25/2067 (a)(d)	20,802,921	11,801,435
Series 2022-4, Class X, 0.00%, 09/25/2067 (a)(b)(d)	255,059,515	443,293
Series 2024-CES1, Class B2, 8.03%, 01/26/2060 (a)(d)	1,393,000	1,422,509
Series 2024-CES1, Class B3, 8.72%, 01/26/2060 (a)(d)	3,588,553	3,666,740
Series 2024-INV2, Class B3, 7.66%, 10/25/2069 (a)(d)	6,155,807	5,739,373
Series 2024-NQM1, Class B2, 7.55%, 11/25/2069 (a)(d)	2,897,500	2,910,217
Series 2024-NQM1, Class B3, 7.55%, 11/25/2069 (a)(d)	2,739,000	2,615,868
Series 2025-CES2, Class A3, 6.09%, 02/25/2060 (d)(g)	2,854,000	2,899,107
Series 2025-NQM1, Class B3, 7.44%, 01/25/2070 (a)(d)	5,008,000	4,721,392
FIGRE Trust
Series 2024-HE1, Class C, 6.75%, 03/25/2054 (a)(d)	1,010,382	1,041,469
Series 2025-HE5, Class D, 6.36%, 08/25/2055 (a)(d)	3,500,000	3,597,948
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048 (a)(d)	2,540,029	2,251,162
Series 2018-6RR, Class B5, 4.91%, 10/25/2048 (a)(d)	2,478,000	2,077,612
Series 2021-1, Class B4, 3.08%, 02/01/2051 (a)(d)	2,557,546	2,081,380
Series 2021-1, Class B5, 3.08%, 02/01/2051 (a)(d)	1,222,000	637,525
Series 2021-10IN, Class B5, 3.50%, 10/25/2051 (a)(d)	1,163,553	908,748
Series 2021-2, Class B4, 2.78%, 04/25/2051 (a)(d)	1,340,188	743,909
Series 2021-2, Class B5, 2.78%, 04/25/2051 (a)(d)	1,343,000	679,105
Series 2021-6INV, Class B5, 3.48%, 08/25/2051 (a)(d)	2,885,844	2,258,401
Series 2021-9INV, Class AX1, 0.46%, 09/25/2041 (a)(b)(d)	176,645,705	2,051,210
Series 2021-9INV, Class B4, 2.96%, 09/25/2041 (a)(d)	431,945	394,748
Series 2021-9INV, Class B5, 2.96%, 09/25/2041 (a)(d)	1,211,408	789,245
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(d)	613,208	510,077
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066 (a)(d)	1,250,000	972,645
Series 2022-NQM1, Class A1A, 3.17%, 02/25/2067 (d)(g)	2,603,616	2,558,566
Goldman Sachs Mortgage Pass-Through Trust Series 2022-1, Class PT, 4.22%, 02/25/2053 (a)(d)	42,535,114	38,734,601
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.00%, 06/25/2045 (a)(b)	10,791,324	86,708
Series 2005-AR3, Class X1, 0.00%, 08/25/2045 (a)(b)	20,296,412	239,031
Series 2005-AR4, Class 4A1A, 4.73% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	751,882	707,725
Series 2005-AR4, Class X4, 0.00%, 10/25/2045 (a)(b)	6,460,779	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036 (b)	13,623,510	466,932
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 4.77% (1 mo. Term SOFR + 0.26%), 02/26/2037 (d)	4,729,807	4,626,589
Series 2014-5R, Class 3B3, 4.77% (1 mo. Term SOFR + 0.26%), 02/26/2037 (d)	5,707,000	5,299,868
Series 2014-5R, Class 3B4, 4.77% (1 mo. Term SOFR + 0.26%), 02/26/2037 (c)(d)	5,709,149	4,838,589
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.01%, 08/25/2049 (a)(d)	1,500,000	1,229,262
Series 2019-PJ1, Class B5, 4.01%, 08/25/2049 (a)(d)	577,000	420,064
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050 (a)(b)(d)	24,552,880	241,428
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051 (a)(d)	1,671,763	1,054,478
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051 (a)(b)(d)	294,300,532	273,699
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051 (a)(d)	1,688,331	1,394,570
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051 (a)(d)	1,462,766	909,807
Series 2020-RPL1, Class B1, 3.77%, 07/25/2059 (a)(d)	6,323,000	5,292,863
Series 2021-HP1, Class B3, 3.21%, 01/25/2052 (a)(c)(d)	3,432,305	2,925,299
Series 2021-HP1, Class B4, 3.21%, 01/25/2052 (a)(d)	3,441,623	2,904,090
Series 2021-HP1, Class B5, 3.21%, 01/25/2052 (a)(d)	1,382,228	1,130,919
Series 2021-INV1, Class B3, 3.02%, 12/25/2051 (a)(d)	3,881,965	3,284,425
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(d)	797,899	658,644
Series 2021-MM1, Class B3, 2.73%, 04/25/2052 (a)(c)(d)	2,401,520	2,041,844
Series 2021-MM1, Class B4, 2.73%, 04/25/2052 (a)(d)	1,523,773	746,742
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(d)	1,859,931	1,676,811
Series 2021-PJ1, Class B4, 2.75%, 06/25/2051 (a)(d)	2,200,647	1,638,107
Series 2021-PJ1, Class B5, 2.75%, 06/25/2051 (a)(d)	1,039,000	532,942
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052 (a)(d)	1,157,234	955,870
Series 2021-PJ11, Class B4, 2.85%, 04/25/2052 (a)(d)	1,300,000	661,973
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051 (a)(d)	1,172,775	951,967
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051 (a)(d)	1,185,671	727,505
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051 (a)(b)(d)	417,020,752	148,876
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051 (a)(d)	2,490,018	1,483,060
Series 2021-PJ5, Class B4, 2.58%, 10/25/2051 (a)(d)	3,473,855	2,398,451
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051 (a)(b)(d)	724,674,880	642,787
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051 (a)(c)(d)	5,155,115	4,033,599
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052 (a)(c)(d)	7,101,699	5,569,912
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052 (a)(d)	3,614,786	2,715,207
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052 (a)(d)	1,237,000	606,375
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052 (a)(d)	1,500,000	969,060
Series 2021-PJ9, Class B4, 2.92%, 02/26/2052 (a)(d)	3,150,480	2,543,250
Series 2021-PJ9, Class B5, 2.92%, 02/26/2052 (a)(d)	1,186,318	832,507
Series 2022-GR1, Class B4, 3.19%, 06/25/2052 (a)(d)	3,590,078	2,863,030
Series 2022-GR1, Class B5, 3.19%, 06/25/2052 (a)(d)	1,127,168	854,530
Series 2022-LTV1, Class A15X, 0.00% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap) (b)(d)(h)	12,272,848	508,354
Series 2022-LTV1, Class B2, 3.24%, 06/25/2052 (a)(d)	4,512,475	3,761,220
Series 2022-LTV1, Class B4, 3.24%, 06/25/2052 (a)(c)(d)	4,657,270	3,696,182
Series 2022-LTV1, Class B5, 3.24%, 06/25/2052 (a)(d)	727,641	547,178
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052 (a)(d)	3,931,215	3,320,905
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(d)	2,451,711	2,475,819
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(d)	2,231,497	2,270,597
Series 2024-HE1, Class B2, 8.18% (30 day avg SOFR US + 4.00%), 08/25/2054 (d)	2,947,000	2,934,387
Series 2024-PJ3, Class B4, 6.07%, 08/25/2054 (a)(d)	2,340,000	1,910,144
Series 2024-PJ5, Class B4, 6.89%, 09/25/2054 (a)(d)	1,613,000	1,409,775
Series 2024-PJ6, Class B4, 6.73%, 10/25/2054 (a)(d)	1,584,000	1,363,699
Series 2024-PJ8, Class B4, 6.88%, 02/25/2055 (a)(d)	1,734,000	1,405,445
Series 2024-RPL2, Class M1, 4.06%, 07/25/2061 (a)(d)	5,000,000	4,696,585
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(d)	3,500,000	3,349,196
Series 2025-CES2, Class B2, 7.96%, 09/25/2055 (a)(d)	2,500,000	2,518,738
Series 2025-PJ3, Class A2, 5.50%, 07/25/2055 (a)(d)	5,313,940	5,374,566
Series 2025-RPL3, Class A1, 4.10%, 07/25/2065 (d)(g)	4,615,271	4,507,542
GSAA Trust
Series 2005-14, Class 2A3, 4.81% (1 mo. Term SOFR + 0.81%), 12/25/2035 (c)	1,781,009	1,585,406
Series 2007-2, Class AV1, 4.19% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,258,146	621,188
Series 2007-5, Class 2A1A, 4.35% (1 mo. Term SOFR + 0.35%), 04/25/2047 (c)	1,221,274	1,139,827
GSR Mortgage Loan Trust Series 2005-6F, Class 3A6, 4.44% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,212,774	1,041,927
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035 (a)(b)	6,569,152	66
Series 2004-7, Class X1, 0.50%, 11/19/2034 (a)(b)	865,270	12,418
Series 2004-9, Class 4A2, 4.93% (1 mo. Term SOFR + 0.89%), 12/19/2034 (c)	1,390,535	1,246,905
Series 2005-1, Class X, 0.00%, 03/19/2035 (a)(b)	4,269,753	6,405
Series 2005-10, Class X, 0.00%, 11/19/2035 (a)(b)	21,088,333	211
Series 2005-11, Class X, 0.00%, 08/19/2045 (a)(b)	6,257,470	63
Series 2005-12, Class X2B, 0.11%, 10/19/2035 (a)(b)	6,859,323	69
Series 2005-13, Class X, 0.00%, 02/19/2036 (a)(b)	10,395,511	104
Series 2005-3, Class X2, 0.04%, 06/19/2035 (a)(b)	30,147,876	301
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035 (a)(b)	20,999,773	210
Series 2006-14, Class 2A1A, 4.45% (1 mo. Term SOFR + 0.41%), 01/25/2047 (c)	14,502,010	13,761,711
Series 2007-6, Class 2A1A, 4.34% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,448,384	1,306,248
Helios Loan Funding Trust, 10.70%, 10/06/2053 (a)	53,306,412	56,384,111
Home RE Ltd.
Series 2021-2, Class M2, 7.43% (30 day avg SOFR US + 3.25%), 01/25/2034 (d)	8,250,000	8,304,664
Series 2023-1, Class M2, 10.18% (30 day avg SOFR US + 6.00%), 10/25/2033 (d)	3,000,000	3,207,117
Homebanc Mortgage Trust Series 2004-2, Class A2, 5.01% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	742,616	720,527
Impac Secured Assets CMN Owner Trust Series 2006-2, Class 1A2C, 4.67% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap) (c)	2,877,467	2,602,231
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056 (a)(d)	2,570,000	2,024,278
Series 2021-NQM4, Class B2, 4.10%, 01/25/2057 (a)(d)	2,500,000	1,792,693
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067 (a)(d)	7,250,000	5,342,228
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034 (a)(b)	1,330,805	13
Series 2005-16IP, Class AX, 0.00%, 07/25/2045 (a)(b)	9,459,710	4,683
Series 2005-AR10, Class AX, 0.00%, 06/25/2035 (a)(b)	22,891,225	229
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035 (a)(b)	36,689,661	367
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035 (a)(b)	17,119,586	14,141
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035 (a)(b)	8,721,177	0
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035 (a)(b)	10,591,713	136,834
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035 (a)(b)	13,945,448	139
Series 2006-AR25, Class 5A1, 3.61%, 09/25/2036 (a)(c)	3,672,404	2,882,485
Series 2007-AR9, Class 2A1, 3.78%, 04/25/2037 (a)(c)	2,793,281	1,745,086
Invitation Homes Trust Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (d)	2,994,870	2,956,257
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.61%, 06/25/2049 (a)(d)	3,473,665	3,336,956
Series 2019-LTV1, Class B5, 4.61%, 06/25/2049 (a)(d)	1,752,008	1,447,598
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.30%, 10/25/2035 (a)(c)	4,315,208	3,421,710
Series 2006-A6, Class 1A4L, 4.16%, 10/25/2036 (a)	1,313,417	1,003,161
Series 2007-A4, Class 3A3, 5.25%, 06/25/2037 (a)	1,095,407	877,490
Series 2019-7, Class AX1, 0.00%, 02/25/2050 (a)(b)(d)	17,786,329	53
Series 2019-7, Class B4, 3.95%, 02/25/2050 (a)(d)	2,692,345	2,212,612
Series 2019-7, Class B5, 3.95%, 02/25/2050 (a)(d)	1,199,000	844,353
Series 2019-8, Class AX1, 0.14%, 03/25/2050 (a)(b)(d)	39,587,092	254,426
Series 2019-9, Class B5, 3.78%, 05/25/2050 (a)(d)	2,343,132	2,102,589
Series 2019-LTV3, Class B5, 4.32%, 03/25/2050 (a)(d)	1,658,213	1,511,871
Series 2020-1, Class B5, 3.82%, 06/25/2050 (a)(d)	2,001,540	1,761,427
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(d)	192,457	173,286
Series 2020-3, Class B5, 3.83%, 08/25/2050 (a)(d)	1,527,677	1,340,660
Series 2020-5, Class B5, 3.57%, 12/25/2050 (a)(d)	1,635,174	1,272,816
Series 2020-LTV1, Class B5, 4.25%, 06/25/2050 (a)(d)	2,655,539	2,394,365
Series 2020-LTV2, Class B5, 4.01%, 11/25/2050 (a)(d)	2,905,147	2,500,518
Series 2021-10, Class B5, 2.83%, 12/25/2051 (a)(d)	2,274,822	1,579,745
Series 2021-13, Class A5, 2.50%, 04/25/2052 (a)(d)	1,500,000	1,035,090
Series 2021-15, Class B3, 3.11%, 06/25/2052 (a)(d)	8,377,765	7,049,001
Series 2021-15, Class B4, 3.11%, 06/25/2052 (a)(d)	4,874,021	3,969,666
Series 2021-3, Class B4, 2.93%, 07/25/2051 (a)(d)	1,953,568	1,569,784
Series 2021-6, Class B4, 2.83%, 10/25/2051 (a)(d)	3,484,406	2,739,461
Series 2021-7, Class B4, 2.80%, 11/25/2051 (a)(d)	1,708,347	1,347,196
Series 2021-7, Class B5, 2.80%, 11/25/2051 (a)(d)	1,708,347	970,300
Series 2021-8, Class B4, 2.84%, 12/25/2051 (a)(d)	2,913,599	2,309,633
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052 (a)(d)	1,038,704	859,917
Series 2022-1, Class B4, 3.08%, 07/25/2052 (a)(c)(d)	13,752,479	10,899,115
Series 2023-6, Class A3, 5.50%, 12/26/2053 (a)(c)(d)	14,058,819	14,024,488
Series 2023-6, Class AX1, 0.27%, 12/26/2053 (a)(b)(d)	118,569,167	283,143
Series 2023-6, Class B4, 6.15%, 12/26/2053 (a)(d)	1,544,354	1,314,452
Series 2023-7, Class B4, 6.20%, 02/25/2054 (a)(d)	1,035,500	840,373
Series 2023-8, Class B4, 6.23%, 02/25/2054 (a)(d)	3,012,669	2,624,493
Series 2023-9, Class B4, 6.34%, 04/25/2054 (a)(d)	2,955,425	2,688,739
Series 2024-10, Class B6, 6.76%, 03/25/2055 (a)(d)	2,843,931	1,961,655
Series 2024-11, Class A2, 6.00%, 04/25/2055 (a)(c)(d)	5,351,756	5,428,881
Series 2024-4, Class B4, 7.11%, 10/25/2054 (a)(d)	2,986,197	2,834,283
Series 2024-5, Class B4, 6.92%, 11/25/2054 (a)(d)	2,596,404	2,474,734
Series 2024-5, Class B5, 6.92%, 11/25/2054 (a)(d)	2,366,000	2,031,535
Series 2024-6, Class B4, 6.91%, 12/25/2054 (a)(d)	2,512,639	2,211,241
Series 2024-6, Class B5, 6.91%, 12/25/2054 (a)(d)	1,795,000	1,520,961
Series 2024-8, Class B4, 7.00%, 01/25/2055 (a)(d)	2,611,000	2,316,492
Series 2024-9, Class B4, 6.99%, 02/25/2055 (a)(d)	3,297,099	3,102,472
Series 2024-9, Class B6, 6.88%, 02/25/2055 (a)(d)	2,597,975	1,794,281
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055 (a)(d)	2,159,751	2,177,941
JP Morgan Wealth Management Series 2020-ATR1, Class A5, 3.00%, 02/25/2050 (a)(d)	2,857,357	2,516,572
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 5.81% (1 mo. Term SOFR + 1.81%), 04/25/2047 (d)	3,274,043	3,325,923
Series 2019-CL1, Class M4, 6.71% (1 mo. Term SOFR + 2.71%), 04/25/2047 (d)	1,212,152	1,250,968
Series 2020-CL1, Class B, 14.11% (1 mo. Term SOFR + 10.11%), 10/25/2057 (d)	6,690,285	7,023,441
Series 2020-CL1, Class M2, 6.61% (1 mo. Term SOFR + 2.61%), 10/25/2057 (d)	2,584,159	2,706,067
Series 2020-CL1, Class M4, 8.46% (1 mo. Term SOFR + 4.46%), 10/25/2057 (d)	826,255	881,984
Series 2020-CL1, Class M5, 9.71% (1 mo. Term SOFR + 5.71%), 10/25/2057 (d)	1,586,953	1,650,210
Series 2021-CL1, Class B, 11.08% (30 day avg SOFR US + 6.90%), 03/25/2051 (d)	1,150,672	1,109,618
Series 2021-CL1, Class M5, 8.03% (30 day avg SOFR US + 3.85%), 03/25/2051 (d)	359,119	327,743
Lake Summit Mortgage Trust
8.67%, 08/15/2049 (a)	2,255,674	2,238,653
6.68%, 08/28/2049 (a)	9,194,942	9,009,278
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 07/25/2061 (d)(g)	4,161,103	4,230,714
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037 (e)	15,349	11,324
Series 2007-9, Class AP, 0.00%, 10/25/2037 (e)	9,437	7,572
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.76%, 09/25/2035 (g)	1,521,710	1,366,459
Series 2007-12N, Class 1A3A, 4.51% (1 mo. Term SOFR + 0.51%), 07/25/2047	1,148,150	1,114,465
Series 2007-7N, Class 1A1A, 4.55% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,302,372	2,188,745
Series 2007-9, Class WFIO, 0.00%, 04/25/2037 (b)	13,051,885	131
Luminent Mortgage Trust
Series 2006-1, Class A1, 4.83% (1 mo. Term SOFR + 0.83%), 04/25/2036 (c)	2,877,287	2,609,184
Series 2006-1, Class X, 0.06%, 04/25/2036 (a)(b)	20,387,307	84,057
Series 2006-2, Class X, 0.00%, 02/25/2046 (a)(b)	28,637,801	286
Series 2006-5, Class X, 0.00%, 07/25/2036 (a)(b)	24,275,748	243
Mastr Adjustable Rate Mortgages Trust Series 2005-7, Class 2A1, 4.45%, 09/25/2035 (a)	849,916	788,309
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034 (e)	72,753	60,399
Series 2007-1, Class 15PO, 0.00%, 11/25/2025 (e)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047 (c)	9,522,417	3,756,860
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035 (e)	9,750	5,692
Series 2007-1, Class AP, 0.00%, 11/25/2037 (e)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.66%, 03/25/2048 (a)(d)	1,799,000	1,330,380
Series 2018-MTG1, Class B5, 3.66%, 03/25/2048 (a)(d)	1,499,000	1,085,939
Series 2021-INV4, Class B5, 3.20%, 12/25/2051 (a)(d)	1,127,842	883,936
Series 2021-MTG1, Class B4, 2.65%, 04/25/2051 (a)(d)	1,016,135	800,529
Series 2021-MTG1, Class B5, 2.65%, 04/25/2051 (a)(d)	507,625	279,665
Series 2021-MTG2, Class B4, 2.67%, 06/25/2051 (a)(d)	1,552,564	1,140,507
Series 2021-MTG3, Class B5, 2.90%, 07/01/2051 (a)(d)	488,000	222,108
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 6.58% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,322,289
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,612,463	653,449
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056 (a)(c)(d)	4,000,000	3,585,788
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060 (a)(d)	4,106,000	3,556,855
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060 (a)(d)	4,500,000	3,881,767
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 4.29% (1 mo. Term SOFR + 0.29%), 05/25/2037	11,292,819	10,072,201
Series 2007-HE6, Class A4, 4.36% (1 mo. Term SOFR + 0.36%), 05/25/2037 (c)	1,626,166	1,427,000
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 0.64%, 03/25/2036 (a)(b)	12,830,551	364,760
Series 2006-5AR, Class AX, 0.32%, 04/25/2036 (a)(b)	13,858,594	71,552
Morgan Stanley Reremic Trust Series 2015-R4, Class CB3, 4.29%, 08/26/2047 (a)(d)	1,010,309	914,368
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.94%, 03/25/2051 (a)(d)	748,306	444,948
Series 2021-1, Class B5, 2.94%, 03/25/2051 (a)(d)	988,000	516,816
Series 2021-3, Class B4, 2.78%, 06/25/2051 (a)(d)	1,093,000	555,974
Series 2021-4, Class B4, 2.92%, 07/25/2051 (a)(d)	1,240,000	653,965
Series 2021-5, Class B4, 2.98%, 08/25/2051 (a)(d)	1,935,967	1,133,023
Series 2025-SPL1, Class B1, 4.25%, 02/25/2065 (d)(g)	1,660,000	1,465,493
MortgageIT Trust Series 2006-1, Class 1X, 0.01%, 04/25/2036 (a)(b)	6,779,522	0
New Residential Mortgage LLC Series 2025-FHT1, Class A, 6.55%, 03/25/2032 (d)(g)	1,776,574	1,810,451
New Residential Mortgage Loan Trust
Series 2018-2A, Class B6, 5.23%, 02/25/2058 (a)(d)	1,174,108	956,423
Series 2019-2A, Class B6, 4.72%, 12/25/2057 (a)(d)	4,984,136	4,230,784
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059 (a)(b)(d)	12,149,671	779,292
Series 2025-NQM2, Class B1, 7.25%, 04/25/2065 (a)(d)	5,116,000	5,241,265
Series 2025-NQM2, Class B3, 7.25%, 04/25/2065 (a)(d)	11,758,000	10,663,530
Series 2025-NQM3, Class B1, 7.06%, 05/25/2065 (a)(d)	2,784,000	2,828,396
Nomura Resecuritization Trust Series 2014-3R, Class 4A15, 1.60% (1 mo. Term SOFR + 0.27%), 03/26/2037 (d)	3,364,160	3,022,021
Oceanview Mortgage Trust Series 2021-5, Class B4, 2.97%, 10/25/2051 (a)(d)	1,715,000	927,606
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(d)	1,498,410	1,258,745
Series 2021-J3, Class A7, 2.50%, 10/25/2051 (a)(d)	2,500,000	1,721,970
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (a)(d)	920,972	806,280
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(d)	1,742,871	1,489,220
Series 2021-NQM4, Class A2, 2.16%, 10/25/2061 (a)(d)	1,751,852	1,529,059
Series 2025-J2, Class A1, 5.50%, 09/25/2055 (a)(d)	9,813,882	9,864,306
PHH Alternative Mortgage Trust Series 2007-1, Class 21PO, 0.00%, 02/25/2037 (e)	10,298	8,521
PMT Loan Trust Series 2025-INV4, Class A12, 5.50%, 03/25/2056 (a)(d)	5,000,000	4,977,380
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055 (d)	966,675	974,801
Series 2025-2, Class A1, 5.75%, 09/25/2055 (d)(g)	1,750,000	1,746,089
Series 2025-2, Class B1, 7.00%, 09/25/2055 (d)(g)	1,500,000	1,300,715
Pretium Mortgage Credit Partners LLC
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (d)(g)	3,347,524	3,352,421
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (d)(g)	1,767,928	1,767,680
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069 (d)(g)	4,000,000	3,731,872
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064 (d)(g)	8,000,000	7,659,168
Progress Residential Trust Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	800,000	789,363
PRPM LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/2067 (a)(d)	3,750,000	3,797,895
Series 2024-7, Class A1, 5.87%, 11/25/2029 (d)(g)	2,481,147	2,482,031
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054 (d)(g)	2,936,000	2,791,986
Series 2025-RCF4, Class M2, 4.50%, 08/25/2055 (d)(g)	2,000,000	1,836,242
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.68% (30 day avg SOFR US + 3.50%), 09/25/2034 (d)	500,000	506,792
Series 2024-1, Class M2, 8.18% (30 day avg SOFR US + 4.00%), 09/25/2034 (d)	1,500,000	1,541,870
RALI Trust
Series 2005-QA13, Class 2A1, 5.27%, 12/25/2035 (a)(c)	2,985,371	2,675,851
Series 2005-QO5, Class X, 1.66%, 01/25/2046 (a)(b)	18,855,167	1,570,692
Series 2005-QS13, Class AP, 0.00%, 09/25/2035 (e)	166,873	110,117
Series 2005-QS17, Class A1, 6.00%, 12/25/2035 (c)	1,388,353	1,235,634
Series 2005-QS17, Class AP, 0.00%, 12/25/2035 (e)	216,346	144,138
Series 2006-QA7, Class 2A1, 4.48% (1 mo. Term SOFR + 0.48%), 08/25/2036 (c)	4,202,156	3,802,884
Series 2006-QA9, Class A1, 4.47% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,305,613	701,518
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036 (c)	1,576,153	1,266,380
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036 (c)	1,570,320	1,261,798
Series 2006-QS12, Class AP, 0.00%, 09/25/2036 (e)	67,790	41,314
Series 2006-QS14, Class A15, 4.41% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,222,114	886,300
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	833,928	715,196
Series 2006-QS15, Class AP, 0.00%, 10/25/2036 (e)	91,987	44,061
Series 2006-QS16, Class AP, 0.00%, 11/25/2036 (e)	91,428	44,870
Series 2006-QS3, Class 1A1, 4.81% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap) (c)	2,061,429	1,719,529
Series 2006-QS3, Class 1A8, 4.51% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,112,169	944,106
Series 2006-QS5, Class AP, 0.00%, 05/25/2036 (e)	24,685	15,040
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036 (e)	14,957	9,003
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036 (e)	14,951	0
Series 2007-QA2, Class A3, 4.41% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap) (c)	4,264,942	3,697,120
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037 (e)	16,831	13,556
Series 2007-QS3, Class AP, 0.00%, 02/25/2037 (e)	336,760	154,634
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037 (e)	490,346	0
Series 2007-QS5, Class AP, 0.00%, 03/25/2037 (e)	153,094	79,436
Series 2007-QS6, Class AP, 0.00%, 04/25/2037 (e)	257,866	126,721
Series 2007-QS9, Class AP, 0.00%, 07/25/2037 (e)	736,366	346,946
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051 (a)(d)	2,418,827	1,688,242
Series 2021-J1, Class B4, 2.71%, 07/25/2051 (a)(d)	1,291,000	648,113
Series 2022-J1, Class B4, 2.75%, 01/25/2052 (a)(d)	3,423,941	1,959,011
Series 2024-J2, Class A2, 5.50%, 07/25/2054 (a)(d)	1,329,200	1,332,893
Series 2024-J2, Class B5, 6.44%, 07/25/2054 (a)(d)	927,000	710,378
Series 2024-J3, Class B4, 6.40%, 10/25/2054 (a)(d)	747,000	599,256
Series 2024-J3, Class B5, 6.40%, 10/25/2054 (a)(d)	935,000	721,827
RBSSP Resecuritization Trust Series 2009-3, Class 3A3, 5.75%, 09/26/2035 (a)(d)	1,172,220	1,044,337
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051 (a)(d)	2,363,730	1,688,235
Series 2021-2, Class B5, 2.56%, 06/25/2051 (a)(d)	1,566,000	758,069
Series 2022-1, Class B3, 2.75%, 01/25/2052 (a)(c)(d)	9,256,925	7,181,226
Series 2022-1, Class B4, 2.75%, 01/25/2052 (a)(d)	5,197,193	3,692,450
Series 2022-1, Class B5, 2.75%, 01/25/2052 (a)(d)	2,245,000	1,013,860
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.56% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	1,472,670	915,652
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,332,956	896,983
Series 2005-A11, Class PO, 0.00%, 10/25/2035 (e)	519,208	221,850
Series 2006-A2, Class A5, 4.81% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,846,479	578,566
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,943,420	1,166,499
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,864,867	1,857,652
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035 (e)	10,955	7,186
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036 (e)	10,955	5,680
Series 2006-S4, Class AP, 0.00%, 04/25/2036 (e)	103,529	67,737
Series 2006-S5, Class A4, 0.00%, 06/25/2036 (e)	26,443	15,118
Series 2007-S5, Class AP, 0.00%, 05/25/2037 (e)	161,110	82,753
Rithm Capital Corp.
Series 2021-NQM3, Class B2, 4.05%, 11/27/2056 (a)(d)	2,729,000	2,345,008
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (d)	2,554,000	2,460,919
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(d)	2,031,141	1,994,240
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050 (a)(b)(d)	26,202,262	2,983,442
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051 (a)(d)	1,449,524	1,465,806
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051 (a)(d)	1,159,619	1,172,118
Series 2021-MF1, Class A1, 3.81%, 11/25/2029 (a)(d)	6,884,819	6,669,324
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052 (a)(d)	3,153,250	2,947,365
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052 (a)(d)	2,011,000	1,864,308
Series 2022-SEQ2, Class B3, 7.51%, 02/25/2052 (a)(d)	2,141,093	2,032,264
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052 (d)	38,061,600	36,016,322
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052 (a)(d)	5,213,750	4,925,602
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052 (a)(b)(d)	92,453,435	858,430
Series 2022-SG2, Class A, 8.00%, 05/15/2052 (d)(g)	15,000,000	15,128,160
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(d)	2,770,554	2,828,148
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(d)	4,376,971	4,476,954
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053 (a)(d)	4,250,000	4,312,717
Series 2025-LOC5, Class B1, 7.74% (1 mo. Term SOFR + 3.75%), 10/25/2055 (d)	3,029,000	3,050,312
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (d)(g)	8,909,118	8,928,824
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030 (d)(g)	1,250,000	1,256,395
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030 (d)(g)	6,932,418	6,975,988
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.05%, 03/20/2035 (a)(b)	2,750,983	0
Series 2007-1, Class 5A1, 4.08%, 10/20/2046 (a)(c)	1,602,433	1,171,867
Series 2021-1, Class B4, 2.66%, 03/25/2051 (a)(d)	2,326,292	1,453,746
Series 2023-4, Class A10, 5.99%, 11/25/2053 (a)(d)	1,363,528	1,370,528
Series 2023-5, Class B4, 5.90%, 12/25/2053 (a)(d)	1,191,000	934,404
Series 2024-8, Class B4, 6.65%, 09/25/2054 (a)(d)	2,812,457	2,608,090
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(d)	495,985	460,020
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(d)	1,539,050	1,334,878
Shellpoint Asset Funding Trust Series 2013-1, Class B4, 3.84%, 07/25/2043 (a)(d)	782,566	702,021
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(d)	2,743,000	2,409,632
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(d)	110,417	105,770
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(c)(d)	5,170,000	4,105,233
Series 2021-5, Class A3, 2.44%, 09/25/2066 (a)(d)	6,585,422	5,870,107
Series 2021-6, Class B2, 3.94%, 11/25/2066 (a)(d)	3,921,000	3,008,881
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(d)	2,199,761	2,077,092
Series 2022-SFR3, Class A, 5.68% (1 mo. Term SOFR + 1.65%), 05/17/2039 (d)	1,967,852	1,975,443
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.00%, 03/19/2034 (a)(b)	3,036,769	30
Series 2004-AR7, Class X, 0.55%, 04/19/2035 (a)(b)	4,943,071	29,194
Series 2005-AR2, Class 1X, 0.08%, 05/25/2045 (a)(b)	6,358,639	9,131
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035 (a)(b)	8,250,547	14,348
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046 (a)(b)	9,978,858	111,055
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046 (a)(b)	34,688,932	26,884
Series 2006-AR7, Class X, 0.90%, 08/25/2036 (b)	21,654,607	729,370
Terwin Mortgage Trust Series 2005-18AL, Class PX, 0.00%, 01/25/2037 (a)(b)(d)	21,239,332	140,732
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.31%, 10/25/2057 (a)(d)	4,500,000	3,191,441
Series 2018-2, Class B4, 3.70%, 03/25/2058 (a)(d)	3,000,000	2,090,046
Series 2018-5, Class B3, 3.44%, 07/25/2058 (a)(d)	3,000,000	2,089,827
Series 2019-1, Class B2, 3.79%, 03/25/2058 (a)(d)	3,000,000	2,373,390
Series 2019-HY2, Class B3, 6.36% (1 mo. Term SOFR + 2.36%), 05/25/2058 (d)	2,294,000	2,094,229
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(d)	2,548,781	2,389,355
Series 2024-3, Class M2, 5.03%, 07/25/2065 (a)(d)	1,695,000	1,537,294
Series 2024-4, Class A2, 4.55%, 10/27/2064 (a)(d)	2,897,000	2,773,011
Series 2024-4, Class M1, 4.55%, 10/27/2064 (a)(d)	4,966,000	4,576,780
Triangle Re Ltd. Series 2023-1, Class M1A, 7.58% (30 day avg SOFR US + 3.40%), 11/25/2033 (d)	2,464,614	2,481,637
Unlock Hea Trust Series 2023-1, Class A, 7.00%, 10/25/2038 (d)	1,610,834	1,609,515
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051 (a)(d)	1,528,449	1,195,241
Series 2021-INV2, Class B5, 3.24%, 09/25/2051 (a)(d)	2,005,008	1,601,560
VCAT Asset Securitization LLC Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (d)(g)	784,466	787,589
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066 (a)(d)	1,750,000	1,361,413
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(d)	2,270,000	1,698,979
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(d)	2,500,000	1,937,618
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(d)	1,461,360	1,214,641
Series 2022-2, Class B1, 4.26%, 02/25/2067 (a)(d)	6,743,650	5,673,912
Series 2022-3, Class B2, 4.05%, 02/25/2067 (a)(d)	5,296,000	4,223,756
Series 2022-3, Class M1, 4.05%, 02/25/2067 (a)(d)	2,500,000	2,136,160
Series 2023-6, Class B2, 7.78%, 09/25/2068 (a)(d)	3,450,000	3,526,107
Series 2023-INV1, Class M1, 7.47%, 02/25/2068 (a)(d)	2,300,000	2,310,486
Series 2025-1, Class B2, 7.35%, 01/25/2070 (a)(d)	1,250,000	1,254,489
Series 2025-4, Class B1, 7.44%, 05/25/2070 (a)(d)	2,600,000	2,674,118
Series 2025-5, Class B2, 7.33%, 06/25/2070 (a)(d)	1,350,000	1,355,285
Series 2025-7, Class B2, 7.51%, 08/25/2070 (a)(d)	1,250,000	1,259,851
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054 (a)(d)	1,000,000	1,045,287
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (d)(g)	1,000,000	1,003,982
Series 2024-CES2, Class B1, 7.50%, 10/25/2054 (a)(d)	1,000,000	1,028,754
Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (a)(d)	1,750,000	1,787,977
Series 2025-CES2, Class B2, 8.15%, 08/25/2055 (a)(d)	3,250,000	3,358,423
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033 (e)	188	148
Series 2004-AR10, Class X, 0.00%, 07/25/2044 (a)(b)	6,590,547	534
Series 2005-5, Class CB11, 5.51% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap) (c)	2,525,976	2,275,528
Series 2005-AR6, Class X, 0.06%, 04/25/2045 (a)(b)	12,785,305	80,560
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046 (a)(b)	10,205,936	139,352
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047 (a)(b)	54,761,906	17,140
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047 (a)(b)	17,344,046	61,398
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047 (a)(b)	50,247,102	3,869
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038 (e)	14,604	9,406
Series 2019-3, Class B4, 3.73%, 07/25/2049 (a)(d)	1,627,000	1,159,607
Series 2019-4, Class B4, 3.51%, 09/25/2049 (a)(d)	2,124,000	1,414,960
Series 2021-1, Class B4, 2.70%, 12/25/2050 (a)(d)	1,818,000	992,948
Series 2021-1, Class B5, 2.70%, 12/25/2050 (a)(d)	1,011,000	509,809
Series 2022-1, Class B4, 2.97%, 08/25/2051 (a)(d)	1,465,950	1,150,930
Series 2022-1, Class B5, 2.97%, 08/25/2051 (a)(d)	1,158,000	553,238
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.68% (30 day avg SOFR US + 8.50%), 07/25/2059 (d)	6,600,000	6,550,295
Series 2021-CL2, Class M4, 9.53% (30 day avg SOFR US + 5.35%), 07/25/2059 (d)	11,242,553	11,090,430
Series 2021-CL2, Class M5, 10.68% (30 day avg SOFR US + 6.50%), 07/25/2059 (d)	6,566,982	6,401,284
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044 (a)(d)	2,370,000	1,894,090
Series 2014-2, Class B5, 4.04%, 09/20/2044 (a)(d)	1,938,000	1,671,510
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,351,038,900)		1,235,176,377

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 15.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QG6305, 4.50%, 07/01/2053	16,710,095	16,345,038
Pool QJ0225, 6.00%, 07/01/2054	10,803,191	11,104,848
Pool QJ5663, 5.00%, 10/01/2054	13,056,406	13,016,035
Pool QJ6122, 5.00%, 10/01/2054	2,845,999	2,831,863
Pool QJ7711, 5.00%, 11/01/2054	5,014,631	4,995,992
Pool RA3515, 2.50%, 09/01/2050	12,657,841	10,862,427
Pool RA4179, 2.50%, 12/01/2050	2,474,860	2,105,301
Pool RJ1430, 6.00%, 05/01/2054	5,520,951	5,652,687
Pool SD1581, 2.50%, 09/01/2052	5,723,405	4,879,392
Pool SD1932, 3.50%, 02/01/2052	10,532,416	9,741,189
Pool SD2500, 5.00%, 03/01/2053	10,734,140	10,680,823
Pool SD3636, 6.00%, 08/01/2053	1,324,357	1,361,751
Pool SD5781, 6.00%, 07/01/2054	7,493,296	7,707,215
Pool SD6195, 5.00%, 10/01/2053	7,927,231	7,927,493
Pool SD6869, 6.00%, 05/01/2054	7,731,964	7,934,580
Pool SD8134, 2.00%, 03/01/2051	12,295,511	9,997,234
Pool SD8150, 2.00%, 06/01/2051	5,933,608	4,831,915
Pool SD8322, 4.50%, 05/01/2053	339,436	330,802
Pool SL0817, 6.00%, 04/01/2055	3,843,433	3,989,910
Pool SL1634, 2.50%, 07/01/2052	8,695,990	7,413,618
Federal National Mortgage Association
Pool 000TBA, 5.00%, 11/15/2040	40,000,000	39,804,854
Pool BY0126, 5.50%, 04/01/2053	2,443,094	2,478,294
Pool CA7278, 2.50%, 10/01/2050	6,572,300	5,588,324
Pool CB2795, 3.00%, 02/01/2052	3,762,783	3,342,827
Pool CB3349, 2.50%, 04/01/2052	3,210,680	2,738,431
Pool CB3770, 3.50%, 06/01/2052	7,414,343	6,851,195
Pool CB4211, 4.50%, 07/01/2052	13,439,749	13,152,501
Pool CB4289, 4.50%, 08/01/2052	2,910,420	2,846,396
Pool CB8004, 6.00%, 02/01/2054	4,003,862	4,104,403
Pool CB8710, 6.00%, 06/01/2054	3,318,786	3,408,347
Pool CB9060, 5.50%, 08/01/2054	9,147,408	9,253,472
Pool CB9655, 5.00%, 12/01/2054	11,658,128	11,614,794
Pool DB3770, 5.50%, 05/01/2054	4,112,675	4,157,791
Pool DB6624, 5.50%, 06/01/2054	1,145,248	1,170,431
Pool DC1302, 5.00%, 08/01/2054	1,462,229	1,466,619
Pool DC3426, 5.00%, 09/01/2054	2,793,408	2,784,771
Pool DC4050, 5.00%, 10/01/2054	20,049,586	19,956,255
Pool DC5656, 5.00%, 11/01/2054	2,955,212	2,964,084
Pool DC5739, 5.50%, 11/01/2054	2,815,518	2,850,805
Pool FA0970, 6.00%, 03/01/2055	9,983,784	10,223,176
Pool FA1386, 4.00%, 05/01/2053	18,884,342	17,985,749
Pool FA1728, 6.00%, 10/01/2053	11,685,374	11,971,502
Pool FP0069, 2.50%, 01/01/2052	12,319,395	10,506,535
Pool FS6925, 2.50%, 12/01/2051	2,236,784	1,904,963
Pool FS7280, 5.00%, 03/01/2053	10,280,208	10,254,846
Pool FS8458, 5.50%, 11/01/2053	4,176,934	4,227,976
Pool MA4562, 2.00%, 03/01/2052	8,148,268	6,649,058
Pool MA4579, 3.00%, 04/01/2052	20,371,204	18,081,705
Pool MA4624, 3.00%, 06/01/2052	16,537,869	14,696,134
Pool MA5320, 4.00%, 03/01/2054	23,764,075	22,570,144
Government National Mortgage Association, Pool MA9166, 3.00%, 09/20/2053	3,214,076	2,901,812
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $414,344,948)		416,218,307

ASSET-BACKED SECURITIES - 13.8%	Par	Value
Automobile - 7.9%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028 (d)	1,500,000	15
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B, 7.27%, 11/25/2032 (d)	2,000,000	2,015,101
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (d)	750,000	769,720
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029 (d)	500,000	499,097
Avis Budget Car Rental LLC
Series 2021-1A, Class C, 2.13%, 08/20/2027 (d)	540,000	531,059
Series 2021-2A, Class D, 4.08%, 02/20/2028 (d)	5,000,000	4,893,479
Series 2023-4A, Class D, 7.31%, 06/20/2029 (d)	5,000,000	5,128,967
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (d)	11,000,000	11,782,057
CAL Receivables LLC, Series 2022-1, Class B, 8.58% (30 day avg SOFR US + 4.35%), 10/15/2026 (d)	2,815,939	2,822,987
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027 (d)	2,049,468	1,977,670
Carvana Auto Receivables Trust
Series 2021-N1, Class F, 4.55%, 01/10/2028 (d)	715,394	711,200
Series 2021-N4, Class E, 4.53%, 09/11/2028 (d)	11,531,896	11,184,389
Series 2023-N2, Class E, 9.94%, 04/10/2030 (d)	4,000,000	4,199,728
Series 2023-N3, Class E, 9.49%, 09/10/2030 (d)	4,000,000	4,199,967
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030 (d)	4,100,000	4,488,729
Series 2023-D, Class E, 10.13%, 05/15/2031 (d)	6,120,000	6,664,768
Series 2024-A, Class E, 8.42%, 08/15/2031 (d)	1,000,000	1,036,544
Series 2024-B, Class E, 8.36%, 11/17/2031 (d)	7,770,000	8,061,502
Series 2024-C, Class E, 8.04%, 03/15/2032 (d)	1,500,000	1,545,561
Series 2025-A, Class E, 7.65%, 08/16/2032 (d)	1,800,000	1,838,366
Series 2025-B, Class E, 7.95%, 03/15/2033 (d)	2,226,000	2,283,637
Series 2025-C, Class E, 6.59%, 02/15/2033 (d)	4,000,000	3,908,366
Series 2025-D, Class E, 7.69%, 05/16/2033 (d)	2,000,000	2,027,762
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (d)	6,000,000	5,869,424
Series 2022-2A, Class E, 6.34%, 10/15/2029 (d)	9,300,000	9,024,875
Series 2022-5A, Class E, 10.45%, 04/15/2030 (d)	7,146,000	7,541,447
Series 2022-6A, Class E, 11.61%, 06/17/2030 (d)	5,500,000	5,930,060
Series 2023-2A, Class E, 9.75%, 11/15/2030 (d)	2,640,000	2,821,503
Series 2023-3A, Class E, 9.98%, 01/15/2031 (d)	3,028,000	3,251,644
Series 2024-1A, Class E, 7.89%, 08/15/2031 (d)	2,375,000	2,466,182
Series 2024-2A, Class E, 7.98%, 10/15/2031 (d)	4,096,000	4,279,353
Series 2024-3A, Class E, 7.84%, 10/15/2031 (d)	11,784,000	12,257,227
Series 2024-5A, Class E, 7.22%, 05/17/2032 (d)	3,000,000	3,074,924
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030 (d)	688,000	705,805
Series 2024-2A, Class D, 7.15%, 09/15/2031 (d)	1,128,000	1,102,511
Series 2024-3A, Class D, 6.01%, 12/15/2031 (d)	1,717,000	1,613,669
Series 2025-1A, Class D, 5.95%, 06/15/2032 (d)	600,000	566,365
Flagship Credit Auto Trust
Series 2021-2, Class E, 3.16%, 09/15/2028 (d)	4,100,000	3,971,890
Series 2021-4, Class E, 4.03%, 03/15/2029 (d)	4,000,000	3,421,991
Series 2022-1, Class E, 5.37%, 06/15/2029 (d)	1,000,000	653,269
Series 2024-1, Class E, 8.60%, 05/15/2031 (d)	1,150,000	1,067,640
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.69%, 08/15/2029 (d)	5,000,000	4,986,068
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030 (d)	7,870,000	8,576,528
Series 2023-2A, Class E, 9.37%, 01/15/2030 (d)	3,000,000	3,207,092
Series 2023-3A, Class E, 9.27%, 08/15/2030 (d)	2,500,000	2,677,625
Series 2023-4A, Class E, 9.72%, 08/15/2030 (d)	5,270,000	5,727,044
Series 2024-3A, Class E, 7.25%, 06/16/2031 (d)	1,000,000	1,021,078
Series 2024-4A, Class E, 7.51%, 08/15/2031 (d)	1,500,000	1,545,329
Series 2025-1A, Class E, 7.19%, 03/15/2032 (d)	1,000,000	1,014,484
Hertz Corp.
Series 2022-2A, Class D, 5.16%, 06/26/2028 (d)	4,000,000	3,909,924
Series 2023-4A, Class C, 7.51%, 03/25/2030 (d)	800,000	843,578
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.43% (30 day avg SOFR US + 5.25%), 05/20/2032 (d)	872,018	890,733
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (d)	507,479	507,856
Kinetic Advantage Master Owner Trust Series 2024-1A, Class A, 6.88% (30 day avg SOFR US + 2.65%), 11/15/2027 (d)	750,000	750,372
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (d)	6,682,000	6,743,686
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class E, 11.09%, 02/27/2034 (d)	1,000,000	1,000,226
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (d)	1,067,584	1,086,427
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (d)	493,056	493,200
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (d)	1,182,173	1,186,875
Upgrade Auto Receivables Trust, Series 2025-1A, Class C, 5.55%, 04/15/2032 (d)	2,744,000	2,717,271
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 (d)	1,283,672	469,298
Series 2022-1A, Class D, 9.14%, 07/15/2027 (d)	2,053,000	21
Veros Automobile Receivables Trust
Series 2024-1, Class D, 9.87%, 05/15/2031 (d)	3,500,000	3,631,589
Series 2025-1, Class C, 6.17%, 12/17/2029 (d)	1,400,000	1,418,914
Series 2025-1, Class D, 8.79%, 05/17/2032 (d)	1,500,000	1,539,913
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.25%, 06/15/2028 (d)	3,000,000	2,991,894
		211,127,475

Consumer - 5.1%
ACHV ABS Trust Series 2024-3AL, Class E, 7.00%, 12/26/2031 (d)	1,701,174	1,693,688
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029 (d)	6,440,000	6,479,521
Series 2024-A, Class D, 6.89%, 02/15/2029 (d)	900,000	904,082
Series 2024-A, Class E, 9.17%, 02/15/2029 (d)	3,350,000	3,370,558
Series 2024-X1, Class CERT, 0.00%, 05/15/2029 (d)	10,885	97,840
Series 2024-X2, Class CERT, 0.00%, 12/17/2029 (d)	9,712	272,835
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040 (d)	1,721,745	1,709,334
Series 2021-A, Class C, 3.14%, 07/17/2046 (d)	2,220,000	2,053,400
Bankers Healthcare Group, Inc. Series 2022-C, Class E, 9.73%, 10/17/2035 (d)	2,517,000	2,713,989
Foundation Finance Trust Series 2025-2A, Class E, 8.35%, 04/15/2052 (d)	1,000,000	1,006,106
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051 (d)	6,510,752	6,264,826
Series 2021-GRN2, Class D, 4.00%, 06/25/2051 (d)	1,769,461	1,721,773
LendingClub Receivables Trust
Series 2019-7, Class R1, 0.00%, 01/15/2027 (d)	19,049,500	8,286
Series 2019-7, Class R2, 0.00%, 01/15/2027 (d)	4,408,000	1,917
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (d)	148,676	147,114
Series 2022-A, Class E, 7.02%, 06/15/2029 (d)	3,320,000	33
LendingPoint Pass-Through Trust Series 2022-ST3, Class CERT, 0.00%, 05/15/2028 (d)	1,576,000	161,994
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (d)	3,820,000	3,871,932
Series 2023-1A, Class D, 8.15%, 04/15/2033 (d)	12,000,000	12,223,448
Series 2023-2A, Class D, 7.92%, 06/15/2033 (d)	19,000,000	19,365,674
Series 2024-1A, Class D, 6.93%, 07/17/2034 (d)	500,000	513,839
Series 2025-1A, Class D, 6.02%, 07/16/2035 (d)	1,500,000	1,512,483
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (d)	400,000	412,304
Series 2023-1A, Class C, 11.24%, 03/20/2045 (d)	900,000	818,683
NetCredit Funding LLC Series 2025-A, Class A, 7.29%, 10/20/2031 (d)	2,045,320	2,084,291
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031 (d)	861,287	851,167
Series 2025-B, Class E, 9.40%, 05/09/2033 (d)	2,000,000	2,011,340
Series 2025-C, Class E, 9.20%, 07/08/2033 (d)	1,000,000	992,243
Series 2025-D, Class D, 6.97%, 02/08/2033 (d)	500,000	497,035
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (d)	751,575	745,508
Series 2021-3, Class C, 3.27%, 05/15/2029 (d)	557,835	549,444
Series 2021-5, Class C, 3.93%, 08/15/2029 (d)	647,209	638,992
Series 2022-2, Class C, 7.50%, 01/15/2030 (d)	3,207,278	3,210,595
Series 2024-10, Class F, 12.00%, 06/15/2032 (d)	1,999,831	1,851,578
Series 2024-11, Class F, 12.00%, 07/15/2032 (d)	1,749,799	1,620,451
Series 2024-6, Class D, 11.35%, 11/15/2031 (d)	300,987	308,697
Series 2024-7, Class D, 10.90%, 12/15/2031 (d)	1,482,416	1,533,309
Series 2025-1, Class F, 12.00%, 07/15/2032 (d)	1,249,893	1,224,289
Series 2025-2, Class F, 12.00%, 10/15/2032 (d)	999,895	970,682
Series 2025-3, Class E, 12.63%, 12/15/2032 (d)	3,249,343	3,326,579
Series 2025-5, Class F, 12.00%, 03/15/2033 (d)	1,000,000	954,672
Series 2025-6, Class E, 8.48%, 04/15/2033 (d)	6,800,000	6,769,235
Series 2025-6, Class F2, 12.00%, 04/15/2033 (d)	1,000,000	957,816
Series 2025-7, Class E, 8.89%, 05/15/2033 (d)	1,000,000	998,930
Powerpay Securitization Funding LLC Series 2024-1A, Class B, 8.46%, 02/18/2039 (d)	500,000	519,226
Prosper Marketplace Issuance Trust Series 2024-1A, Class D, 10.98%, 08/15/2029 (d)	2,000,000	2,063,533
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (d)	600,000	603,331
Series 2024-A, Class E, 10.18%, 08/15/2028 (d)	400,000	405,232
RCKT Mortgage Trust Series 2025-2A, Class E, 7.83%, 11/27/2034 (d)	2,261,000	2,255,683
Reach Financial LLC Series 2024-2A, Class D, 8.83%, 07/15/2031 (d)	1,000,000	1,059,241
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (d)	1,840,000	1,802,111
Series 2024-A, Class C, 7.28%, 08/20/2032 (d)	600,000	614,792
Series 2024-A, Class D, 9.49%, 08/20/2032 (d)	500,000	519,084
Sunbit Asset Securitization Trust
Series 2025-1, Class C, 6.12%, 07/15/2030 (d)	1,000,000	1,004,087
Series 2025-1, Class D, 7.92%, 07/15/2030 (d)	750,000	762,086
Theorem Funding Trust Series 2022-2A, Class B, 9.27%, 12/15/2028 (d)	3,502,395	3,507,415
Upgrade Master Pass-Thru Trust Series 2021-PT2, Class A, 18.26%, 05/15/2027 (a)(d)	204,618	199,181
Upgrade Receivables Trust Series 2024-1A, Class D, 8.90%, 02/18/2031 (d)	1,000,000	1,020,126
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026 (d)	8,452,371	47,041
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (d)	11,400,000	592,350
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027 (d)	1,475,000	144,470
Series 2021-ST5, Class CERT, 0.00%, 07/20/2027 (d)	4,250,000	451,012
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027 (d)	9,416,000	1,068,871
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029 (d)	1,500,000	161,443
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (d)	2,370,000	348,337
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (d)	1,629,000	320,989
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (d)	2,400,000	650,338
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030 (d)	1,500,000	411,269
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026 (d)	20,143	251,951
Series 2019-3, Class CERT, 0.00%, 01/21/2030 (b)(d)	25,442	2,320
Series 2021-4, Class C, 3.19%, 09/20/2031 (d)	1,408,704	1,397,926
Series 2021-5, Class C, 4.15%, 11/20/2031 (d)	4,006,049	3,977,212
Series 2022-1, Class C, 5.71%, 03/20/2032 (d)	6,800,000	4,193,814
Series 2022-2, Class C, 8.43%, 05/20/2032 (d)	2,653,765	2,364,315
Series 2023-1, Class C, 11.10%, 02/20/2033 (d)	2,831,851	2,891,693
Series 2023-2, Class C, 11.87%, 06/20/2033 (d)	2,000,000	2,134,692
		137,167,683

Credit Card - 0.0%(j)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (d)	500,000	505,378

Equipment - 0.5%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030 (d)	6,038,000	6,302,510
Series 2024-1A, Class E, 7.82%, 08/20/2031 (d)	512,000	524,512
Series 2024-2A, Class E, 9.04%, 07/20/2032 (d)	3,740,000	3,954,195
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,260,684
		14,041,901

Property Assessed Clean Energy - 0.1%
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (d)	2,711,879	2,447,972

Solar - 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048 (d)	941,089	780,393
Series 2023-2GS, Class B, 7.80%, 05/20/2055 (d)	900,000	576,317
Mosaic Solar Loans LLC
Series 2019-1A, Class B, 0.00%, 12/21/2043 (d)(e)	27,663	26,202
Series 2021-2A, Class B, 2.09%, 04/22/2047 (d)	747,291	581,261
		1,964,173

Structured Settlement - 0.0%(j)
Stone Street Receivables Funding Series 2015-1A, Class C, 5.60%, 12/15/2054 (d)	464,098	420,153

Whole Business - 0.1%
FAT Brands, Inc. Series 2021-1, Class A2, 7.00%, 07/25/2051 (d)	1,929,600	1,929,905
TOTAL ASSET-BACKED SECURITIES (Cost $404,934,180)		369,604,640

CORPORATE OBLIGATIONS - 8.3%	Par	Value
Basic Materials - 0.7%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (d)	600,000	629,827
Capstone Copper Corp., 6.75%, 03/31/2033 (d)	1,900,000	1,967,526
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032 (d)	1,900,000	1,945,111
Consolidated Energy Finance SA
6.50%, 05/15/2026 (d)	1,010,000	968,418
12.00%, 02/15/2031 (d)	1,750,000	1,245,912
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (d)	1,700,000	1,699,489
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (d)	3,090,000	3,211,425
Magnera Corp., 4.75%, 11/15/2029 (d)	1,800,000	1,500,723
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	906,627
Methanex US Operations, Inc., 6.25%, 03/15/2032 (d)	2,090,000	2,127,633
NOVA Chemicals Corp., 8.50%, 11/15/2028 (d)	200,000	209,918
Olin Corp., 6.63%, 04/01/2033 (d)	350,000	347,034
Taseko Mines Ltd., 8.25%, 05/01/2030 (d)	1,900,000	2,011,173
		18,770,816

Communications - 0.4%
Cars.com, Inc., 6.38%, 11/01/2028 (d)	2,100,000	2,093,273
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (d)	1,540,000	1,472,570
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (d)	2,120,000	2,113,891
Gen Digital, Inc., 6.25%, 04/01/2033 (d)	1,030,000	1,062,901
Gray Media, Inc., 5.38%, 11/15/2031 (d)	3,900,000	2,711,989
Nexstar Media, Inc., 5.63%, 07/15/2027 (d)	400,000	400,086
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (d)	1,100,000	1,063,533
Univision Communications, Inc., 8.00%, 08/15/2028 (d)	800,000	824,131
		11,742,374

Consumer, Cyclical - 0.9%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (d)	1,970,000	1,974,804
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (d)	2,230,000	2,099,451
Carnival Corp., 6.13%, 02/15/2033 (d)	600,000	619,119
Champ Acquisition Corp., 8.38%, 12/01/2031 (d)	1,870,000	1,996,360
Cinemark USA, Inc., 7.00%, 08/01/2032 (d)	1,200,000	1,244,977
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (d)	2,070,000	2,119,581
FirstCash, Inc., 4.63%, 09/01/2028 (d)	1,500,000	1,480,622
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	1,590,000	1,580,725
Lithia Motors, Inc., 3.88%, 06/01/2029 (d)	1,300,000	1,242,535
NCL Corp. Ltd., 6.25%, 03/01/2030 (d)	1,350,000	1,373,784
Newell Brands, Inc., 8.50%, 06/01/2028 (d)	1,010,000	1,038,701
Phinia, Inc.
6.75%, 04/15/2029 (d)	400,000	413,145
6.63%, 10/15/2032 (d)	600,000	617,790
Resideo Funding, Inc., 6.50%, 07/15/2032 (d)	775,000	794,249
Saks Global Enterprises LLC
11.00%, 12/15/2029 (d)	87,500	20,344
11.00%, 12/15/2029 (d)	175,000	77,000
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	937,658
SGUS LLC, 11.00%, 12/15/2029 (d)	112,955	97,989
STL Holding Co. LLC, 8.75%, 02/15/2029 (d)	450,000	472,180
Viking Cruises Ltd., 5.88%, 10/15/2033 (d)	2,100,000	2,136,102
White Cap Buyer LLC, 6.88%, 10/15/2028 (d)	3,100,000	3,101,968
		25,439,084

Consumer, Non-cyclical - 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)	2,700,000	2,794,538
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (d)	1,020,000	1,070,685
B&G Foods, Inc., 8.00%, 09/15/2028 (d)	390,000	367,149
Belron UK Finance PLC, 5.75%, 10/15/2029 (d)	600,000	608,330
Concentra Health Services, Inc., 6.88%, 07/15/2032 (d)	950,000	992,072
DaVita, Inc., 6.88%, 09/01/2032 (d)	1,650,000	1,711,067
Dcli Bidco LLC, 7.75%, 11/15/2029 (d)	600,000	610,377
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (d)	1,500,000	1,515,646
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (d)	800,000	862,855
Herc Holdings, Inc., 6.63%, 06/15/2029 (d)	2,500,000	2,583,953
Hertz Corp., 12.63%, 07/15/2029 (d)	350,000	346,840
Medline Borrower LP, 5.25%, 10/01/2029 (d)	900,000	897,165
Molina Healthcare, Inc., 6.25%, 01/15/2033 (d)	1,040,000	1,047,909
NESCO Holdings, Inc., 5.50%, 04/15/2029 (d)	300,000	293,525
Performance Food Group, Inc., 4.25%, 08/01/2029 (d)	900,000	878,770
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	2,090,000	2,109,742
Post Holdings, Inc., 6.38%, 03/01/2033 (d)	2,090,000	2,121,964
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (d)	1,900,000	1,946,322
Simmons Foods, Inc., 4.63%, 03/01/2029 (d)	2,190,000	2,101,035
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	587,231
Upbound Group, Inc., 6.38%, 02/15/2029 (d)	2,100,000	2,037,701
US Foods, Inc., 7.25%, 01/15/2032 (d)	200,000	210,084
VT Topco, Inc., 8.50%, 08/15/2030 (d)	2,040,000	2,123,620
Williams Scotsman, Inc., 6.63%, 04/15/2030 (d)	1,000,000	1,034,869
		30,853,449

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (d)	1,925,000	1,971,038

Energy - 0.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (d)	900,000	953,117
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (d)	1,200,000	1,243,384
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (d)	600,000	617,209
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (d)	500,000	492,508
Comstock Resources, Inc., 5.88%, 01/15/2030 (d)	450,000	428,652
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,900,000	1,964,315
Greenfire Resources Ltd., 12.00%, 10/01/2028 (d)	196,000	207,167
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (d)	1,030,000	1,052,934
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (d)	950,000	1,004,869
Kinetik Holdings LP, 5.88%, 06/15/2030 (d)	600,000	604,940
Kodiak Gas Services LLC, 6.50%, 10/01/2033 (d)	380,000	389,649
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (d)	800,000	772,959
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	1,000,000	993,367
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (d)	1,310,000	1,378,445
SunCoke Energy, Inc., 4.88%, 06/30/2029 (d)	2,550,000	2,382,881
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (d)	700,000	695,197
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (d)	630,000	651,083
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (d)	215,000	201,160
8.38%, 06/01/2031 (d)	950,000	976,140
Western Midstream Operating LP, 7.25%, 04/01/2030 (d)	450,000	479,643
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (d)	990,000	990,453
		18,480,072

Financial - 3.1%
A10 Capital LLC, 5.88%, 08/17/2026 (d)	1,000,000	986,091
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (d)	2,000,000	1,927,789
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)	940,000	991,354
Brookline Bancorp, Inc., 7.61% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	1,002,462
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (d)	1,560,000	1,542,112
Clear Street Holdings LLC, 5.88%, 05/15/2026 (d)	2,000,000	1,982,749
Columbia Banking System, Inc., 9.73% (3 mo. Term SOFR + 5.52%), 12/10/2025 (d)	2,500,000	2,498,063
Credit Acceptance Corp., 6.63%, 03/15/2030 (d)	1,600,000	1,602,232
Customers Bank, 7.70% (3 mo. Term SOFR + 3.70%), 06/26/2029 (d)	1,000,000	997,406
Encore Capital Group, Inc.
8.50%, 05/15/2030 (d)	500,000	526,945
6.63%, 04/15/2031 (d)	500,000	496,508
EZCORP, Inc., 7.38%, 04/01/2032 (d)	1,490,000	1,577,534
FedNat Holding Co., 7.75%, 03/15/2029 (i)(k)	2,500,000	150,000
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (d)	3,000,000	2,816,383
Financial Institutions, Inc., 8.80% (3 mo. LIBOR US + 3.94%), 04/15/2030 (f)	1,125,000	1,118,643
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	1,011,974
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	869,062
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,179,714
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,632,225
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (d)	3,840,000	3,948,242
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	981,338
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (d)	4,000,000	3,844,305
GGAM Finance Ltd., 5.88%, 03/15/2030 (d)	1,560,000	1,581,450
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (d)	2,880,000	2,968,675
goeasy Ltd., 7.63%, 07/01/2029 (d)	1,950,000	1,965,647
Jacksonville Bancorp, Inc. Statutory Trust, 8.05% (3 mo. Term SOFR + 4.01%), 09/15/2038 (d)	1,200,000	1,191,991
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (d)	2,040,000	2,129,637
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (d)	900,000	887,506
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (d)	1,520,000	1,577,184
LD Holdings Group LLC, 6.13%, 04/01/2028 (d)	500,000	466,747
Mechanics Bancorp, 6.50%, 06/01/2026	750,000	749,701
Millrose Properties, Inc., 6.38%, 08/01/2030 (d)	1,040,000	1,054,446
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031 (d)	2,000,000	1,946,362
NexBank Capital, Inc., 6.00%, 07/15/2032 (d)	1,000,000	947,869
OneMain Finance Corp., 7.13%, 11/15/2031	2,060,000	2,136,486
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (d)	1,910,000	1,975,517
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (d)	900,000	874,540
5.75%, 09/15/2031 (d)	800,000	798,690
PHH Corp., 9.88%, 11/01/2029 (d)	800,000	803,890
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (d)	2,810,000	2,962,687
PRA Group, Inc., 5.00%, 10/01/2029 (d)	1,600,000	1,456,880
Primis Financial Corp., 8.05% (3 mo. Term SOFR + 4.21%), 01/31/2027 (d)	1,000,000	990,842
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (d)	3,000,000	3,043,765
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (d)	510,000	525,113
Rocket Cos., Inc., 7.13%, 02/01/2032 (d)	1,200,000	1,260,857
South Street Securities Funding LLC, 6.25%, 12/30/2026 (d)	1,000,000	1,000,834
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (d)	1,050,000	1,066,130
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (d)	1,930,000	1,998,542
Texas State Bankshares, Inc., 7.85% (3 mo. Term SOFR + 3.81%), 06/15/2029 (d)	2,000,000	2,000,413
Trinitas Capital Management LLC, 6.00%, 07/30/2026 (d)	4,000,000	3,925,000
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (d)	1,600,000	1,499,009
UWM Holdings LLC, 6.25%, 03/15/2031 (d)	1,600,000	1,598,122
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (d)	1,040,000	1,065,207
		83,132,870

Industrial - 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (d)	600,000	611,739
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (d)	1,430,000	1,496,977
Axon Enterprise, Inc., 6.25%, 03/15/2033 (d)	1,200,000	1,243,326
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (d)	1,000,000	1,009,992
Builders FirstSource, Inc., 6.75%, 05/15/2035 (d)	2,010,000	2,112,916
Clearwater Paper Corp., 4.75%, 08/15/2028 (d)	1,400,000	1,314,845
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (d)	1,000,000	1,004,213
Coherent Corp., 5.00%, 12/15/2029 (d)	1,900,000	1,881,507
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (d)	1,200,000	1,211,618
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (d)	520,000	531,147
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (d)	2,125,000	2,058,771
Knife River Corp., 7.75%, 05/01/2031 (d)	600,000	629,021
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (d)	1,900,000	1,864,389
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (d)	1,020,000	1,062,277
Reworld Holding Corp., 4.88%, 12/01/2029 (d)	200,000	188,455
Sealed Air Corp., 6.50%, 07/15/2032 (d)	710,000	735,436
Seaspan Corp., 5.50%, 08/01/2029 (d)	950,000	915,716
Sensata Technologies, Inc., 3.75%, 02/15/2031 (d)	1,000,000	930,343
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (d)	1,900,000	1,895,183
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (d)	1,200,000	1,234,814
Vertiv Group Corp., 4.13%, 11/15/2028 (d)	400,000	394,446
XPO, Inc., 7.13%, 06/01/2031 (d)	250,000	261,246
		24,588,377

Technology - 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033 (d)	1,040,000	1,059,272
Zebra Technologies Corp., 6.50%, 06/01/2032 (d)	500,000	518,629
		1,577,901

Utilities - 0.2%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (d)	1,050,000	1,062,459
NRG Energy, Inc., 6.25%, 11/01/2034 (d)	2,060,000	2,122,461
Pike Corp., 8.63%, 01/31/2031 (d)	990,000	1,057,584
Vistra Operations Co. LLC
7.75%, 10/15/2031 (d)	100,000	106,195
6.88%, 04/15/2032 (d)	1,200,000	1,261,327
VoltaGrid LLC, 7.38%, 11/01/2030 (d)(l)	300,000	305,303
		5,915,329
TOTAL CORPORATE OBLIGATIONS (Cost $222,197,105)		222,471,310

COLLATERALIZED LOAN OBLIGATIONS - 7.0%	Par	Value
Allegro CLO Ltd. Series 2021-1A, Class D1R, 7.03% (3 mo. Term SOFR + 3.15%), 07/20/2038 (d)	8,500,000	8,528,382
AMMC CLO Ltd. Series 2020-23A, Class D1R3, 7.08% (3 mo. Term SOFR + 3.20%), 07/17/2038 (d)	6,000,000	6,020,094
Anchorage Capital CLO Ltd.
Series 2023-26A, Class D1R, 7.28% (3 mo. Term SOFR + 3.40%), 03/19/2038 (d)	3,250,000	3,260,478
Series 2023-26A, Class D2R, 8.63% (3 mo. Term SOFR + 4.75%), 03/19/2038 (d)	2,000,000	2,024,872
Anthelion CLO Ltd. Series 2025-1A, Class D1, 7.97% (3 mo. Term SOFR + 3.65%), 07/20/2036 (d)	4,500,000	4,511,767
Apidos CLO Ltd. Series 2023-46A, Class E, 11.82% (3 mo. Term SOFR + 7.95%), 10/24/2036 (d)	2,000,000	2,000,000
Ares CLO Ltd. Series 2020-58A, Class D2R2, 8.30% (3 mo. Term SOFR + 4.40%), 04/15/2038 (d)	3,000,000	3,028,917
Ballyrock CLO Ltd. Series 2022-21A, Class C1R, 7.03% (3 mo. Term SOFR + 3.15%), 10/20/2037 (d)	1,220,000	1,219,950
Barings Middle Market CLO Ltd. Series 2018-II, Class COM, 0.00%, 01/15/2031 (a)	428,329	12,850
Battalion CLO Ltd. Series 2025-29A, Class D1, 7.58% (3 mo. Term SOFR + 3.30%), 03/31/2038 (d)	5,000,000	5,027,580
BCC Middle Market CLO LLC Series 2023-2A, Class A1, 6.37% (3 mo. Term SOFR + 2.50%), 10/21/2035 (c)(d)	10,000,000	10,003,340
Black Diamond CLO Ltd. Series 2022-1A, Class E, 11.36% (3 mo. Term SOFR + 7.50%), 10/25/2035 (d)	2,500,000	2,504,533
Blackrock CLO Ltd.
Series 2025-1A, Class C, 7.07% (3 mo. Term SOFR + 2.75%), 07/15/2037 (d)	4,000,000	4,031,144
Series 5A, Class CR, 7.19% (3 mo. Term SOFR + 3.15%), 06/15/2034 (d)	5,000,000	5,006,630
Canyon CLO Ltd., Series 2025-3A, Class D2, 0.00% (3 mo. Term SOFR + 3.25%), 01/15/2039 (a)(d)	5,000,000	5,000,000
Capital Four US CLO Ltd. Series 2022-1A, Class BR, 6.53% (3 mo. Term SOFR + 2.65%), 01/20/2037 (c)(d)	8,500,000	8,519,771
CQS US CLO Ltd. Series 2025-5A, Class D1, 0.00% (3 mo. Term SOFR + 3.15%), 01/17/2039 (d)(l)	2,000,000	2,000,000
Elmwood CLO Ltd. Series 2021-3A, Class DR2, 6.93% (3 mo. Term SOFR + 3.05%), 07/20/2038 (d)	6,000,000	6,020,232
Franklin Park Place CLO LLC Series 2025-1A, Class D1, 7.21% (3 mo. Term SOFR + 3.10%), 07/15/2038 (d)	5,000,000	5,017,795
Gallatin CLO Ltd. Series 2024-1A, Class D1, 7.88% (3 mo. Term SOFR + 4.00%), 10/20/2037 (d)	3,000,000	3,029,664
Greenacre Park CLO LLC Series 2021-2A, Class D2R, 8.38% (3 mo. Term SOFR + 4.50%), 07/20/2038 (d)	3,000,000	3,019,581
Invesco CLO Ltd. Series 2023-4A, Class B, 6.48% (3 mo. Term SOFR + 2.60%), 01/18/2037 (d)	6,100,000	6,113,194
Jamestown CLO Ltd. Series 2018-11A, Class A2, 5.87% (3 mo. Term SOFR + 1.96%), 07/14/2031 (d)	1,200,000	1,203,138
Katayma CLO Ltd. Series 2023-1A, Class E, 12.02% (3 mo. Term SOFR + 8.14%), 10/20/2036 (d)	4,500,000	4,513,734
Man GLG US CLO Ltd. Series 2024-1A, Class D2, 9.08% (3 mo. Term SOFR + 5.20%), 07/20/2037 (d)	2,000,000	2,017,650
Marble Point CLO Ltd.
Series 2020-3A, Class D1R2, 7.14% (3 mo. Term SOFR + 3.00%), 10/19/2038 (d)	3,000,000	3,008,307
Series 2022-1A, Class E, 12.06% (3 mo. Term SOFR + 8.18%), 04/20/2035 (d)	3,000,000	2,996,202
MP CLO Ltd. Series 2015-2A, Class CRR, 6.42% (3 mo. Term SOFR + 2.56%), 04/28/2034 (d)	3,000,000	3,004,065
NBBLUE, 9.74%, 04/15/2040	3,000,000	3,128,550
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd. Series 2024-2A, Class E, 11.38% (3 mo. Term SOFR + 7.50%), 04/20/2038 (d)	2,000,000	2,026,132
North Haven Private Credit CLO 1 LLC Series 2025-1A, Class C, 6.54% (3 mo. Term SOFR + 2.40%), 10/20/2037 (d)	1,500,000	1,501,728
Oaktree CLO Ltd. Series 2022-2A, Class D1R2, 7.15% (3 mo. Term SOFR + 3.25%), 10/15/2037 (c)(d)	10,000,000	10,018,780
Obra Clo Management LLC Series 2025-2A, Class D2, 8.52% (3 mo. Term SOFR + 4.25%), 07/20/2038 (d)	2,000,000	2,010,256
Ocean Trails CLO
Series 2023-14A, Class D1R, 6.98% (3 mo. Term SOFR + 3.10%), 01/20/2038 (d)	5,940,000	5,975,016
Series 2024-15A, Class D1, 8.60% (3 mo. Term SOFR + 4.70%), 01/15/2037 (d)	2,000,000	2,014,362
Octagon Investment Partners Ltd. Series 2018-1A, Class C, 5.87% (3 mo. Term SOFR + 1.96%), 04/15/2031 (d)	2,500,000	2,503,772
Orion CLO Ltd. Series 2023-2X, Class E, 11.76% (3 mo. Term SOFR + 7.90%), 01/25/2037 (m)	2,000,000	2,009,440
Palmer Square Loan Funding Ltd. Series 2022-3A, Class DR, 9.80% (3 mo. Term SOFR + 5.90%), 04/15/2031 (d)	3,260,000	3,288,620
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 11.70% (3 mo. Term SOFR + 7.82%), 10/20/2037 (d)	1,000,000	965,142
Series 2023-14A, Class D1R, 7.03% (3 mo. Term SOFR + 3.15%), 07/20/2038 (d)	2,500,000	2,499,898
Sculptor CLO Ltd.
Series 26A, Class D1AR, 7.28% (3 mo. Term SOFR + 3.40%), 01/20/2038 (d)	2,600,000	2,608,380
Series 29A, Class D1R, 7.26% (3 mo. Term SOFR + 3.40%), 07/22/2038 (d)	5,000,000	5,026,990
Silver Point CLO Ltd. Series 2025-10A, Class D2, 8.52% (3 mo. Term SOFR + 4.25%), 07/15/2038 (d)	3,000,000	3,015,198
Sound Point CLO Ltd. Series 2025-2A, Class D1, 8.20% (3 mo. Term SOFR + 4.30%), 04/15/2038 (d)	6,875,000	6,987,166
Trinitas CLO Ltd.
Series 2020-14A, Class DR2, 7.01% (3 mo. Term SOFR + 3.15%), 01/25/2034 (d)	5,000,000	4,988,350
Series 2025-32A, Class D1, 7.37% (3 mo. Term SOFR + 3.10%), 07/23/2038 (d)	3,500,000	3,507,752
Voya CLO Ltd.
Series 2016-1A, Class BR, 5.95% (3 mo. Term SOFR + 2.06%), 01/20/2031 (d)	2,740,000	2,743,973
Series 2018-1A, Class C, 6.75% (3 mo. Term SOFR + 2.86%), 04/19/2031 (d)	1,750,000	1,753,589
Warwick Capital CLO Ltd. Series 2025-6A, Class D2, 8.41%, 07/20/2038 (d)	2,000,000	2,015,712
Wellfleet CLO Ltd. Series 2015-1A, Class SUB, 0.00%, 07/20/2029 (a)(d)	4,900,000	490
Wind River CLO Ltd. Series 2023-1A, Class D1R, 7.26% (3 mo. Term SOFR + 3.40%), 07/25/2038 (d)	4,000,000	4,027,788
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $189,439,253)		187,260,954

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.7%	Par	Value
ALA Trust
Series 2025-OANA, Class C, 6.13% (1 mo. Term SOFR + 2.09%), 06/15/2040 (d)	1,700,000	1,714,141
Series 2025-OANA, Class D, 7.12% (1 mo. Term SOFR + 3.09%), 06/15/2040 (d)	1,300,000	1,310,568
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1, Class AS, 6.64% (1 mo. Term SOFR + 2.64%), 01/20/2041 (d)	4,000,000	4,012,096
AREIT CRE Ltd. Series 2024-CRE9, Class AS, 6.27% (1 mo. Term SOFR + 2.24%), 05/17/2041 (d)	1,700,000	1,701,989
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 6.92% (1 mo. Term SOFR + 2.89%), 07/15/2041 (d)	4,500,000	4,530,582
Series 2024-IND, Class E, 7.97% (1 mo. Term SOFR + 3.94%), 07/15/2041 (d)	4,500,000	4,529,975
ARZ Trust Series 2024-BILT, Class D, 7.00%, 06/11/2039 (d)	850,000	880,579
Banc of America Re-Remic Trust Series 2025-ASHF, Class C, 7.03% (1 mo. Term SOFR + 3.00%), 02/15/2042 (d)	3,250,000	3,265,460
BX Trust
Series 2024-AIRC, Class C, 6.62% (1 mo. Term SOFR + 2.59%), 08/15/2039 (d)	1,591,532	1,600,360
Series 2024-BIO, Class C, 6.67% (1 mo. Term SOFR + 2.64%), 02/15/2041 (d)	4,800,000	4,775,875
Series 2024-BIO, Class D, 7.67% (1 mo. Term SOFR + 3.64%), 02/15/2041 (d)	3,300,000	3,265,396
Series 2024-KING, Class D, 6.52% (1 mo. Term SOFR + 2.49%), 05/15/2034 (d)	2,467,516	2,489,316
Series 2024-PALM, Class D, 6.67% (1 mo. Term SOFR + 2.64%), 06/15/2037 (d)	1,038,462	1,039,023
Series 2024-VLT4, Class E, 6.92% (1 mo. Term SOFR + 2.89%), 06/15/2041 (d)	300,000	301,131
Series 2024-VLT4, Class F, 7.97% (1 mo. Term SOFR + 3.94%), 06/15/2041 (d)	4,500,000	4,523,796
Series 2025-BIO3, Class D, 6.96%, 02/10/2042 (a)(d)	1,750,000	1,767,169
Series 2025-VLT7, Class D, 7.28% (1 mo. Term SOFR + 3.25%), 07/15/2044 (d)	3,700,000	3,716,676
Commercial Mortgage Pass Through Certificates Series 2024-WCL1, Class C, 6.92% (1 mo. Term SOFR + 2.89%), 06/15/2041 (d)	5,500,000	5,485,095
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.71%, 07/15/2035 (a)(d)	1,450,000	1,459,705
Series 2024-1CHI, Class E, 7.57%, 07/15/2035 (a)(d)	1,800,000	1,811,376
DBSG Mortgage Trust Series 2024-ALTA, Class D, 7.06%, 06/10/2037 (a)(d)	1,600,000	1,620,517
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040 (a)(d)	1,200,000	1,210,560
Series 2024-HLTN, Class D, 7.71%, 04/13/2040 (a)(d)	1,200,000	1,211,654
Extended Stay America Trust
Series 2025-ESH, Class D, 6.75% (1 mo. Term SOFR + 2.60%), 10/15/2042 (d)	1,000,000	1,009,398
Series 2025-ESH, Class E, 7.50% (1 mo. Term SOFR + 3.35%), 10/15/2042 (d)	2,700,000	2,728,674
Gaea Mortgage Loan Trust Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(d)	10,290,101	10,046,740
GS Mortgage Securities Corp. Series 2018-TWR, Class G, 8.25% (1 mo. Term SOFR + 4.22%), 07/15/2031 (d)(k)	500,000	25,644
Hilton USA Trust
Series 2024-ORL, Class C, 6.47% (1 mo. Term SOFR + 2.44%), 05/15/2037 (d)	800,000	802,505
Series 2024-ORL, Class D, 7.22% (1 mo. Term SOFR + 3.19%), 05/15/2037 (d)	800,000	801,711
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039 (a)(d)	700,000	719,356
Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(d)	400,000	414,515
ICNQ Mortgage Trust Series 2024-MF, Class E, 6.35%, 12/10/2034 (a)(d)	3,250,000	3,282,584
Jackson Park Trust Series 2019-LIC, Class E, 3.24%, 10/14/2039 (a)(d)	5,000,000	4,389,940
JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC, Class A, 5.53% (1 mo. Term SOFR + 1.50%), 04/15/2031 (d)(k)	3,500,000	1,486,993
LBA Trust
Series 2024-BOLT, Class E, 7.72% (1 mo. Term SOFR + 3.69%), 06/15/2039 (d)	6,500,000	6,524,096
Series 2024-BOLT, Class F, 8.47% (1 mo. Term SOFR + 4.44%), 06/15/2039 (d)	1,400,000	1,406,443
Morgan Stanley Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (d)	2,661,280	2,806,295
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class G, 4.15%, 02/15/2046 (a)(d)(k)	1,000,000	44,985
Morgan Stanley Capital I, Inc. Series 2014-150E, Class A, 3.91%, 09/09/2032 (d)	3,040,000	2,739,700
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038 (a)(d)(l)	1,600,000	1,594,579
Series 2025-28L, Class D, 6.21%, 11/05/2038 (a)(d)(l)	1,600,000	1,594,579
Stellar Management Series 2025-IP, Class E, 6.85%, 06/10/2042 (a)(d)	750,000	765,311
TX Trust Series 2024-HOU, Class D, 7.27% (1 mo. Term SOFR + 3.24%), 06/15/2039 (d)	500,000	501,069
Wells Fargo Commercial Mortgage Trust Series 2025-VTT, Class E, 6.91%, 03/15/2038 (a)(d)	5,200,000	5,171,520
WFLD Mortgage Trust Series 2014-MONT, Class A, 3.75%, 08/10/2031 (a)(d)	1,556,840	1,486,386
X-Caliber Funding LLC
Series 2019-1, Class B1, 19.89% (1 mo. Term SOFR + 15.75%), 11/06/2026 (d)(k)	5,129,931	518
Series 2020-5, Class A, 7.50% (1 mo. Term SOFR + 3.37%), 05/06/2026 (d)	566,148	564,996
Series 2020-5, Class B1, 12.50% (1 mo. Term SOFR + 8.37%), 05/06/2026 (d)	1,321,012	1,314,695
Series 2021-10, Class B1, 12.25% (1 mo. Term SOFR + 8.12%), 12/06/2025 (d)	2,000,000	2,015,726
Series 2021-7, Class A, 7.25% (1 mo. Term SOFR + 3.11%), 01/06/2026 (d)	3,950,000	3,946,117
Series 2021-7, Class B2, 0.00%, 01/06/2026 (d)	1,788,000	1,794,989
Series 2021-9, Class B1, 12.25% (1 mo. Term SOFR + 8.12%), 04/06/2026 (d)(k)	1,215,000	109
X-Caliber Funding LLC
11.46% (1 mo. LIBOR US + 6.50%), 11/01/2025 (d)(f)(k)	1,628,000	163
11.75% (1 mo. Term SOFR + 7.75%), 03/06/2026 (d)	628,203	626,010
6.75% (1 mo. Term SOFR + 2.75%), 03/06/2026 (d)	3,350,418	3,342,863
11.00%, 10/15/2026 (d)	3,500,000	3,482,682
5.00%, 10/15/2026 (d)	300,000	299,502
7.00%, 10/01/2027 (d)(k)	3,621,300	912,006
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $139,901,956)		126,866,438

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 4.5%	Par	Value
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.80% (30 day avg SOFR US + 5.61%), 10/25/2049 (d)	1,500,000	1,511,444
Series 2019-01, Class CE, 13.05% (30 day avg SOFR US + 8.86%), 10/25/2049 (d)	2,000,000	2,031,928
Series 2020-01, Class CE, 11.80% (30 day avg SOFR US + 7.61%), 03/25/2050 (d)	8,000,000	8,285,264
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.92% (30 day avg SOFR US + 2.61%), 11/25/2025 (d)	600,479	599,409
Series 2019-KF58, Class B, 6.57% (30 day avg SOFR US + 2.26%), 01/25/2026 (d)	1,182,007	1,180,162
Series 2019-KF64, Class B, 6.72% (30 day avg SOFR US + 2.41%), 06/25/2026 (d)	2,487,563	2,488,043
Series K143, Class A2, 2.35%, 03/25/2032	7,185,000	6,456,455
Series K-159, Class A2, 4.50%, 07/25/2033 (a)	20,000,000	20,256,200
Series K-165, Class A2, 4.49%, 09/25/2034	14,464,000	14,599,513
Series K-171, Class A2, 4.40%, 06/25/2035 (a)	1,750,000	1,749,176
Series K-172, Class A2, 4.58%, 08/25/2035 (a)	9,750,000	9,870,159
Series K-173, Class A2, 4.60%, 09/25/2035 (a)	4,700,000	4,767,736
Series K543, Class A2, 4.33%, 06/25/2030 (a)	10,000,000	10,111,530
Series K544, Class A2, 4.27%, 07/25/2030 (a)	10,000,000	10,085,460
Series K545, Class A2, 4.29%, 07/25/2030 (a)	10,000,000	10,095,490
Series K547, Class A2, 4.42%, 05/25/2030 (a)	5,000,000	5,034,675
Series K548, Class A2, 4.32%, 09/25/2030 (a)	8,000,000	8,093,752
Series K549, Class A2, 4.34%, 09/25/2030 (a)(l)	3,000,000	3,046,557
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $119,048,858)		120,262,953

EXCHANGE TRADED FUNDS - 1.1%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	783,537	29,445,320
TOTAL EXCHANGE TRADED FUNDS (Cost $29,449,369)		29,445,320

AFFILIATED EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
Angel Oak High Yield Opportunities ETF (n)	1,165,240	12,963,295
Angel Oak Mortgage-Backed Securities ETF (n)	1,302,882	11,387,189
Angel Oak Total Return ETF (n)	2,000	100,640
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $24,868,559)		24,451,124

COMMERCIAL REAL ESTATE- 0.8%	Par	Value
Geary (n)(o)	$7,068,750	7,487,998
Leavenworth (n)(o)	2,945,000	3,220,499
Octavia (n)(o)	8,003,750	12,055,496
TOTAL COMMERCIAL REAL ESTATE (Cost $18,707,750)		22,763,993

PREFERRED STOCKS - 0.3%	Shares	Value
Financial - 0.2%
Dynex Capital, Inc., Series C, 9.61% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	4,472,631
MFA Financial, Inc., Series C, 9.50% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,257,372
		5,730,003

Real Estate Investment Trust - 0.1%
AGNC Investment Corp., Series E, 9.14% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	1,671,874
TOTAL PREFERRED STOCKS (Cost $7,322,400)		7,401,877

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.3%	Par	Value
Federal Home Loan Mortgage Corp. Series 2018-SPI4, Class B, 4.51%, 11/25/2048 (a)(d)	$9,022,976	6,689,472
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $8,938,966)		6,689,472

COMMON STOCKS - 0.2%	Shares	Value
Energy - 0.0%(j)
Enviva Escrow (i)(o)	100,000	0
Enviva LLC (o)	3,638	61,846
		61,846

Financial - 0.1%
Kingstone Companies, Inc.	32,996	481,082
PennyMac Mortgage Investment Trust	81,182	977,431
Redwood Trust, Inc.	238,507	1,266,472
		2,724,985

Real Estate Investment Trust - 0.1%
Annaly Capital Management, Inc.	84,833	1,795,915
Ellington Financial, Inc.	103,500	1,378,620
		3,174,535
TOTAL COMMON STOCKS (Cost $9,886,019)		5,961,366

WHOLE LOANS - 0.2%	Par	Value
Agency High Balance Residential Mortgages
6.88%, 07/24/2026	$597,222	592,877
7.00%, 04/26/2037	173,505	172,917
6.88%, 05/24/2037	262,525	262,796
7.75%, 08/24/2037	216,617	220,161
5.13%, 05/24/2048	461,303	414,693
Savannah Grand, 10.11%, 03/31/2026	3,111,177	3,083,576
TOTAL WHOLE LOANS (Cost $4,799,218)		4,747,020

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds – 0.5% First American Government Obligations Fund - Class U, 4.05% (p)	13,347,126	13,347,126
TOTAL SHORT-TERM INVESTMENTS (Cost $13,347,126)		13,347,126

TOTAL INVESTMENTS - 104.2% (Cost $2,958,224,607)		2,792,668,277
Liabilities in Excess of Other Assets - (4.2)%		(111,984,063)
TOTAL NET ASSETS - 100.0%		$2,680,684,214

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate TBA – To be Announced

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(b)	Interest only security.
(c)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At October 31, 2025, the value of the securities pledged amounted to $255,879,178.
(d)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $1,887,235,010 or 70.4% of the Fund’s net assets.

(e)	Principal only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(g)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of October 31, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $160,001 or 0.0% of net assets. Value determined using significant unobservable inputs.

(j)	Represents less than 0.05% of net assets.
(k)	Issuer is currently in default and not accruing income.
(l)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(m)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of October 31, 2025, the value of these securities total $2,009,440 or 0.1% of the Fund’s net assets.

(n)	Affiliated security as defined by the Investment Company Act of 1940.
(o)	Non-income producing security. Income is not being accrued.
(p)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Consolidated Schedule of Open Futures Contracts
Short Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	(187)	12/19/2025	$(21,069,641)	$(205,186)
U.S. Treasury 5 Year Note	(556)	12/31/2025	(60,721,281)	43,820
Net Unrealized Appreciation (Depreciation)				$(161,366)

The average monthly notional value of long and short futures during the period ended October 31, 2025, was $31,300,644 and $(77,618,764), respectively.

Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection (a)

Reference Obligation	Implied Credit Spread at 10/31/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.52%	1.000%	Quarterly	12/20/2030	Wells Fargo Securities, LLC	$400,000,000	$(9,318,276)	$(8,861,536)	$(456,740)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange. The average monthly notional value of long swaps during the period ended October 31, 2025, was $365,000,000.

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$1,235,166,376	$10,001	$1,235,176,377
Residential Mortgage-Backed Securities - U.S. Government Agency	–	416,218,307	–	416,218,307
Asset-Backed Securities	–	369,604,640	–	369,604,640
Corporate Obligations	–	222,321,310	150,000	222,471,310
Collateralized Loan Obligations	–	187,260,954	–	187,260,954
Commercial Mortgage-Backed Securities	–	126,866,438	–	126,866,438
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	120,262,953	–	120,262,953
Exchange Traded Funds	29,445,320	–	–	29,445,320
Affiliated Exchange Traded Funds	24,451,124	–	–	24,451,124
Commercial Real Estate	–	22,763,993	–	22,763,993
Preferred Stocks	7,401,877	–	–	7,401,877
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	6,689,472	–	6,689,472
Common Stocks	5,899,520	61,846	0	5,961,366
Whole Loans	–	4,747,020	–	4,747,020
Short-Term Investments	13,347,126	–	–	13,347,126
Total	$80,544,967	$2,711,963,309	$160,001	$2,792,668,277

Other Financial Instruments
Assets
Futures Contracts*	$43,819	$–	$–	$43,819
Liabilities
Futures Contracts*	(205,185)	–	–	(205,185)
Swaps*	–	(456,740)	–	(456,740)
Total	$(161,366)	$(456,740)	$–	$(618,106)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment. Level 3 holdings as of October 31, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund's investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2025:

Security Name	Value as of 01/31/25	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 10/31/25	Share/Par Balance	Dividend Income
Angel Oak High Yield Opportunities ETF	$25,121,512	$–	$(12,157,323)	$(449,360)	$448,466	$12,963,295	1,165,240	$936,902
Angel Oak Mortgage-Backed Securities ETF	19,217,083	9,983,807	(18,234,917)	(2,951,910)	3,373,126	11,387,189	1,302,882	611,836
Angel Oak Total Return ETF	–	101,023	–	–	(383)	100,640	2,000	–
Geary	–	7,312,500	–	–	175,498	7,487,998	7,068,750	–
Leavenworth	–	2,945,000	–	–	275,499	3,220,499	2,945,000	–
Octavia	8,003,750	446,500	–	–	3,605,246	12,055,496	8,003,750	–
Total	$52,342,345	$20,788,830	$(30,392,240)	$(3,401,270)	$7,877,452	$47,215,117	$20,487,622	$1,548,738